AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 2016
1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 487 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 488 [X]

WELLS FARGO FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on October 14, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on [ ] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on [ ] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 487 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to respond to comments provided by the SEC staff to the Wells Fargo Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National-Tax Free Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Heritage Money Market Fund and Wells Fargo Municipal Cash Management Money Market Fund and additionally to make non-material changes to the Wells Fargo Government Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund.

WELLS FARGO FUNDS TRUST
PART A
WELLS FARGO MONEY MARKET FUNDS
PROSPECTUS

Prospectus October 14, 2016

Retail Money Market Funds

Wells Fargo Fund	Class A	Class B	Class C
Wells Fargo Money Market Fund (Class B and Class C are closed)	STGXX	-	-
Wells Fargo Municipal Money Market Fund	WMUXX	N/A	N/A
Wells Fargo National Tax-Free Money Market Fund	NWMXX	N/A	N/A

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%
Fee Waivers	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%	1.40%	1.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$66	$643	$243	$143	$143
3 Years	$245	$779	$479	$479	$479
5 Years	$438	$1,039	$839	$839	$839
10 Years	$998	$1,556	$1,853	$1,556	$1,853

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.01%	0.01%	1.13%
Class B	7/1/1992	-4.99%	-0.39%	0.89%
Class C	6/30/2010	-0.99%	0.01%	0.89%
1.	Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class B shares are generally closed to new investments.
Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.64%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$65
3 Years	$255
5 Years	$460
10 Years	$1,051

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Class A

Highest Quarter: 3rd Quarter 2007	+0.77%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.03%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/5/1995	0.02%	0.03%	0.78%
1.	Historical performance shown for Class A shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.63%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 2nd Quarter 2007	+0.78%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.03%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.02%	0.02%	0.76%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Retail Money Market Funds
 All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

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The dollar-weighted average maturity of each Fund will be 60 days or less.

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The dollar-weighted average life of each Fund will be 120 days or less.

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Each Fund will invest only in U.S. dollar-denominated securities.

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Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

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at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

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any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusal or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.00%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Investment in a Fund is limited to accounts beneficially owned by natural persons.

Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled "Account Policies" below.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Investments in Money Market Fund Class B and Class C Shares

Class B and Class C shares of Money Market Fund are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of distributions and permitted exchanges (see "Exchanging Fund Shares" later in this Prospectus). Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares. Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date, and do not convert to Class A shares.

CDSC Waivers

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You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

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We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

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We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

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We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

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We waive the Class C shares CDSC for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders. If you own Fund shares as part of another account, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account, which may supercede the terms described here. Contact your financial professional for further information.

Compensation to Financial Professionals and Intermediaries

Distribution Plan

The Money Market Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. The fees paid under the 12b-1 Plan are as follows:

Fund	Class B	Class C
Money Market Fund	0.75%	0.75%

These fees are paid out of the relevant Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase , redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Class A	Class B	Class C
Money Market Fund	0.25%	0.25%	0.25%
Municipal Money Market Fund	0.25%	-	-
National Tax-Free Money Market Fund	0.25%	-	-

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s),1 share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

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For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

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For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

 Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

 Right to Delay Payment. For the Municipal Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the Municipal Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

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If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

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An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

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You should carefully read the Prospectus for the Fund into which you wish to exchange.

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Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

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Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section "Exchanging Fund Shares" of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

●

must have a Fund account valued at $10,000 or more;

●

must request a minimum redemption of $100;

●

must have your distributions reinvested.

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Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

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Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

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Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

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Earning Distributions. Shares begin earning dividends after the transfer agent or an authorized intermediary receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund and Municipal Money Market Fund, it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the National Tax-Free Money Market Fund and the Municipal Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

 To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.82%	0.80%	0.80%
Net expenses	0.52%	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,163,067	$1,205,785	$876,562	$1,468,645	$2,040,718	$3,110,020
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class B	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.45%	1.47%	1.47%	1.55%	1.55%
Net expenses	0.52%	0.26%	0.19%	0.22%	0.24%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$472	$1,281	$4,277	$7,966	$14,362	$400,677
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class C	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.58%	1.57%	1.55%	1.51%
Net expenses	0.52%	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,288	$16,617	$13,628	$16,270	$14,491	$18,910
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1,2]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.84%	0.84%	0.83%	0.83%	0.82%
Net expenses	0.37%	0.11%	0.12%	0.18%	0.21%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$134,728	$136,845	$9,970	$14,410	$158,400	$102,082
1.	Amount is less than $0.005.
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.62%
Net expenses	0.34%	0.08%	0.08%	0.12%	0.18%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$154,130	$172,725	$123,525	$203,609	$284,041	$518,949
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMR/P1201 10-16 ICA Reg. No. 811-09253

SUPPLEMENT TO THE PROSPECTUSES

AND SUMMARY PROSPECTUSES

OF

  WELLS FARGO MONEY MARKET FUNDS

Wells Fargo Municipal Money Market Fund

Merger and Meeting of Shareholders

                At a meeting held on August 9-10, 2016, the Wells Fargo Funds Trust Board of Trustees unanimously approved the merger of the Wells Fargo Municipal Money Market Fund (“Target Fund”) into the Wells Fargo National Tax-Free Money Market Fund (“Acquiring Fund”). The merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Wells Fargo Funds.

The merger is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Target Fund at a special meeting of the shareholders expected to be held in December 2016.  The merger is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the merger for U.S. federal income tax purposes.  Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

The merger, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in January 2017. Prior to the merger, shareholders of the Target Fund may continue to purchase and redeem their shares subject to the limitations described in the Target Fund’s Prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the proposed merger and information about fees, expenses, and risk factors, will be provided to shareholders of the Target Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in September 2016. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the merger will be considered. Only shareholders of record as of the close of business on September 9, 2016 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

August 11, 2016                                                                                                                                                  MMP086/P1218SP

Prospectus October 14, 2016

Retail Money Market Funds

Wells Fargo Fund	Premier Class
Wells Fargo Money Market Fund	WMPXX
Wells Fargo Municipal Money Market Fund	WMTXX
Wells Fargo National Tax-Free Money Market Fund	WFNXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$115
5 Years	$218
10 Years	$520

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1 Premier Class

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.17%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class	3/31/2016	0.01%	0.01%	1.13%
1.

Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Premier Class shares. The Class A shares annual returns are substantially similar to what the Premier Class share returns would be because the Class A and Premier Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals.  Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.48%
Fee Waivers	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$126
5 Years	$241
10 Years	$577

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Premier Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2010	+0.00%
Year-to-date total return as of 9/30/2016 is +0.18%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class	7/9/2010	0.02%	0.04%	0.90%
1.

Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals.  Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$73
5 Years	$131
10 Years	$302

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Premier Class

Highest Quarter: 2nd Quarter 2007	+0.90%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.17%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class	11/8/1999	0.02%	0.03%	0.94%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals.  Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Retail Money Market Funds
 All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusal or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.00%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Investment in a Fund is limited to accounts beneficially owned by natural persons. In general, Premier Class shares are available to individual investors who invest a minimum initial investment amount of $10 million, either directly with a Fund or through an intermediary. Premier Class shares are also available without a minimum initial investment amount through the following, provided the beneficial owner of the account is a natural person:

■

Employee defined contribution plan programs or other employer sponsored retirement plans;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■

Money market trading platforms; and

■

Certain investors and related accounts as detailed in the Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S.
 jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject
 Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s),1 share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

■

Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

 Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

 Right to Delay Payment. For the Municipal Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the Municipal Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding.
 To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts.
 We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
 We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
 We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification.
 We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Earning Distributions. Assuming the purchase amount is received by the Funds' custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund and the Municipal Money Market Fund, it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the Municipal Money Market Fund and the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Money Market Fund

Since this class of shares of the Fund commenced operations after the Fund's most recent fiscal year end, financial highlights are not yet available.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Premier Class[2]	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1,3]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gainson investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.10%	0.02%	0.03%	0.04%	0.07%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.48%	0.45%	0.44%	0.44%	0.44%
Net expenses	0.17%	0.11%	0.11%	0.14%	0.19%	0.19%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$103	$19,683	$27,644	$19,814	$19,709	$17,896
1.	Amount is less than $0.005.
2.	Effective April 1, 2016, Institutional Class was renamed Premier Class.
3.	Calculated based upon average shares outstanding
4.	Returns for periods of less than one year are not annualized.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Premier Class[2]	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.09%	0.02%	0.02%	0.02%	0.03%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Net expenses	0.17%	0.08%	0.08%	0.11%	0.17%	0.16%
Net investment income	0.16%	0.01%	0.01%	0.01%	0.02%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,123,146	$1,677,748	$2,269,187	$2,292,160	$2,112,183	$3,036,275
1.	Amount is less than $0.005.
2.	Effective April 1, 2016, Institutional Class was renamed Premier Class.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMP/P1218 10-16 ICA Reg. No. 811-09253

SUPPLEMENT TO THE PROSPECTUSES

AND SUMMARY PROSPECTUSES

OF

  WELLS FARGO MONEY MARKET FUNDS

Wells Fargo Municipal Money Market Fund

Merger and Meeting of Shareholders

                At a meeting held on August 9-10, 2016, the Wells Fargo Funds Trust Board of Trustees unanimously approved the merger of the Wells Fargo Municipal Money Market Fund (“Target Fund”) into the Wells Fargo National Tax-Free Money Market Fund (“Acquiring Fund”). The merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Wells Fargo Funds.

The merger is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Target Fund at a special meeting of the shareholders expected to be held in December 2016.  The merger is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the merger for U.S. federal income tax purposes.  Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

The merger, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in January 2017. Prior to the merger, shareholders of the Target Fund may continue to purchase and redeem their shares subject to the limitations described in the Target Fund’s Prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the proposed merger and information about fees, expenses, and risk factors, will be provided to shareholders of the Target Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in September 2016. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the merger will be considered. Only shareholders of record as of the close of business on September 9, 2016 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

August 11, 2016                                                                                                                                                  MMP086/P1218SP

Prospectus October 14, 2016

Retail Money Market Funds

Wells Fargo Fund	Administrator Class
Wells Fargo National Tax-Free Money Market Fund	WNTXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$110
5 Years	$196
10 Years	$450

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2007	+0.87%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.12%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	4/8/2005	0.02%	0.02%	0.89%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals. Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

About Wells Fargo Retail Money Market Funds
 All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

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Each Fund will seek to maintain a net asset value of $1.00 per share.

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Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

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The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

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Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

National Tax-Free Money Market Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Fund's Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusal or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.

Funds Management is responsible for implementing the investment objectives and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.

For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in the Fund's semi-annual report for the six-month period ended July 31st.

Prior to July 1, 2015, Funds Management provided advisory services to the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Fund's prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
National Tax-Free Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Fund.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for the Fund. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for the Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, Administrator Class shares are available to individual investors who invest a minimum initial investment amount of $1 million, either directly with a Fund or through an intermediary. Administrator Class shares are also available without a minimum initial investment amount through the following, provided the beneficial owner of the account is a natural person:

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Employee defined contribution plan programs or other employer sponsored retirement plans;

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Broker-dealer managed account or wrap programs that charge an asset-based fee;

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Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

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Private bank and trust company managed account or wrap programs that charge an asset-based fee;

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Internal Revenue Code Section 529 college savings plan accounts;

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Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

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Money market trading platforms; and

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Certain investors and related accounts as detailed in the Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

The Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as the Fund or a shareholder may reasonably request. The fees paid under this Servicing Plan are as follows:

Fund	Administrator Class
National Tax-Free Money Market Fund	0.10%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s),1 share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

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If by mail, the signature of each registered owner as it appears in the account application;

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For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

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Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

 Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Right to Delay Payment.  For the National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. We may also delay redemptions in the interests of shareholder if the Fund experiences significantly impaired liquidity. Please see the section entitles "Liquidity Fees and Redemptions Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than  seven days for the National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the Fund does attributable to other sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following table is intended to help you understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund's financial statements, which have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is also included in the Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.05%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.25%	0.08%	0.08%	0.11%	0.18%	0.18%
Net investment income	0.10%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$168,365	$179,171	$191,766	$214,788	$226,083	$281,128
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMAM/P1203 10-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Retail Money Market Funds

Wells Fargo Fund	Service Class
Wells Fargo Money Market Fund	WMOXX
Wells Fargo Municipal Money Market Fund	WMSXX
Wells Fargo National Tax-Free Money Market Fund	MMIXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$208
5 Years	$379
10 Years	$874

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Service Class

Highest Quarter: 3rd Quarter 2007	+1.21%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 9/30/2016 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.01%	0.01%	1.17%
1.

Historical performance shown for the Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$214
5 Years	$396
10 Years	$924

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Service Class

Highest Quarter: 3rd Quarter 2007	+0.85%
Lowest Quarter: 1st Quarter 2015	0.01%
Year-to-date total return as of 9/30/2016 is +0.06%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/2/1988	0.02%	0.03%	0.88%
1.	Historical performance shown for the Service Class prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

National Tax-Free Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$162
5 Years	$288
10 Years	$657

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 2nd Quarter 2007	+0.83%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.05%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	8/3/1993	0.02%	0.02%	0.83%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Money Market Fund and National Tax-Free Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Retail Money Market Funds
 All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

National Tax-Free Money Market Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusal or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)
Municipal Money Market Fund National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.00%
Municipal Money Market Fund	0.00%
National Tax-Free Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Investment in a Fund is limited to accounts beneficially owned by natural persons. Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase , redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Service Class
Money Market Fund	0.25%
Municipal Money Market Fund	0.25%
National Tax-Free Money Market Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s),1 share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

■

For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

 Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

 Right to Delay Payment. For the Municipal Money Market Fund and National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the Municipal Money Market Fund and National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Exchanges between Wells Fargo Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:
1) Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares and (2) no exchanges are allowed into institutional money market funds.

■

An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the prospectus for the Wells Fargo Fund into which you wish to exchange.

■

If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

■

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

■

Any exchange between two Wells Fargo Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

■

Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■

Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section "Exchanging Fund Shares" of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■

Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

●

must have a Fund account valued at $10,000 or more;

●

must request a minimum redemption of $100;

●

must have your distributions reinvested.

■

Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Money Market Fund National Tax-Free Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund and Municipal Money Market Fund, it is intended that distributions from the Funds' net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the National Tax-Free Money Market Fund and the Municipal Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

 To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gainson investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.73%	0.72%	0.70%	0.71%
Net expenses	0.50%	0.28%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$106,273	$274,245	$281,157	$334,659	$398,160	$472,761
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Municipal Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gainson investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.74%	0.73%	0.73%	0.72%
Net expenses	0.34%	0.11%	0.12%	0.15%	0.22%	0.21%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$85,212	$152,842	$140,189	$149,950	$148,896	$119,313
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

National Tax-Free Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.52%	0.53%	0.53%	0.53%
Net expenses	0.30%	0.08%	0.08%	0.12%	0.18%	0.18%
Net investment income	0.01%	0.01%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$53,514	$162,593	$139,915	$166,178	$264,063	$673,405
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMS/P1208 10-16 ICA Reg. No. 811-09253

SUPPLEMENT TO THE PROSPECTUSES

AND SUMMARY PROSPECTUSES

OF

  WELLS FARGO MONEY MARKET FUNDS

Wells Fargo Municipal Money Market Fund

Merger and Meeting of Shareholders

                At a meeting held on August 9-10, 2016, the Wells Fargo Funds Trust Board of Trustees unanimously approved the merger of the Wells Fargo Municipal Money Market Fund (“Target Fund”) into the Wells Fargo National Tax-Free Money Market Fund (“Acquiring Fund”). The merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Wells Fargo Funds.

The merger is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Target Fund at a special meeting of the shareholders expected to be held in December 2016.  The merger is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the merger for U.S. federal income tax purposes.  Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

The merger, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in January 2017. Prior to the merger, shareholders of the Target Fund may continue to purchase and redeem their shares subject to the limitations described in the Target Fund’s Prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the proposed merger and information about fees, expenses, and risk factors, will be provided to shareholders of the Target Fund in a Prospectus/Proxy Statement that is expected to be mailed to shareholders in September 2016. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the merger will be considered. Only shareholders of record as of the close of business on September 9, 2016 will receive the Prospectus/Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

August 11, 2016                                                                                                                                                  MMP086/P1218SP
Prospectus October 14, 2016

Institutional Money Market Funds

Wells Fargo Fund	Institutional Class
Wells Fargo Cash Investment Money Market Fund	WFIXX
Wells Fargo Heritage Money Market Fund	SHIXX
Wells Fargo Municipal Cash Management Money Market Fund	EMMXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+1.33%
Lowest Quarter: 1st Quarter 2014	+0.00%
Year-to-date total return as of 9/30/2016 is +0.26%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/14/1987	0.07%	0.05%	1.37%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2007	+1.32%
Lowest Quarter: 1st Quarter 2014	+0.00%
Year-to-date total return as of 9/30/2016 is +0.26%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	0.06%	0.04%	1.37%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$75
5 Years	$136
10 Years	$313

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Institutional Class

Highest Quarter: 3rd Quarter 2007	+0.92%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.17%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/20/1996	0.02%	0.04%	1.03%
1.	Historical performance shown for the Institutional Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

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what the Fund is trying to achieve;

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how we intend to invest your money; and

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what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Cash Management Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Institutional Money Market Funds
 All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

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Each Fund will transact at its market-based net asset value, rounded to four decimal places.

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Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

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The dollar-weighted average maturity of each Fund will be 60 days or less.

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The dollar-weighted average life of each Fund will be 120 days or less.

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Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Cash Investment Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

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at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

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any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The 5:00p.m. NAV from the most recent business day is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Cash Investment Money Market Fund Heritage Money Market Fund	9:00a.m., 12:00p.m., 3:00p.m. and 5:00p.m. (ET)
Municipal Cash Management Money Market Fund	9:00a.m., 12:00p.m. and 5:00p.m. (ET)

The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Cash Investment Money Market Fund	0.06%
Heritage Money Market Fund	0.07%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Institutional Class shares without investing a minimum initial investment amount, except as noted below:

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Employee benefit plan programs;

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Broker-dealer managed account or wrap programs that charge an asset-based fee;

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Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

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Private bank and trust company managed account or wrap programs that charge an asset-based fee;

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Internal Revenue Code Section 529 college savings plan accounts;

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Fund of Funds including those advised by Funds Management;

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Affiliated Funds using the Fund to invest cash;

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Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

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Money market trading platforms;

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Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $10 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $10 million directly with a Fund; and

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Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s), share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application; and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. As noted above, if your purchase request is in good order, it will be processed at the next NAV calculated after the Fund's transfer agent receives your request. Please note however, that the Fund must receive "federal funds" or other immediately available funds by the close of the Federal Reserve wire transfer system ("Fedwire") (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund's transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

 Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund and Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and Heritage Money Market Fund, and for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding.
 To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts.
 We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
 We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
 We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification.
 We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Earning Distributions. Assuming the purchase amount is received by the Funds' custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and  the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.09%	0.01%	0.03%	0.07%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	0.36%	0.10%	0.01%	0.03%	0.07%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$3,836,086	$5,027,125	$4,320,392	$5,127,034	$7,186,632	$6,246,114
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.08%	0.01%	0.02%	0.05%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.19%	0.19%	0.20%	0.20%
Net investment income	0.35%	0.08%	0.01%	0.02%	0.05%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$5,585,306	$8,252,614	$9,397,113	$10,473,476	$7,815,293	$11,089,557
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.09%	0.02%	0.02%	0.04%	0.08%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.25%	0.24%	0.24%	0.24%
Net expenses	0.18%	0.10%	0.11%	0.15%	0.19%	0.19%
Net investment income	0.18%	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$616,813	$953,036	$1,008,667	$1,104,686	$1,566,716	$2,337,778
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMI1/P1204A 10-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Institutional Money Market Funds

Wells Fargo Fund	Administrator Class
Wells Fargo Cash Investment Money Market Fund	WFAXX
Wells Fargo Heritage Money Market Fund	SHMXX
Wells Fargo Municipal Cash Management Money Market Fund	WUCXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.35%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+1.29%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.17%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.01%	0.01%	1.29%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.34%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2007	+1.28%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.16%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/29/1995	0.01%	0.01%	1.28%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$112
5 Years	$201
10 Years	$461

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Administrator Class

Highest Quarter: 3rd Quarter 2007	+0.92%
Lowest Quarter: 1st Quarter 2013	+0.00%
Year-to-date total return as of 9/30/2016 is +0.12%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/9/2010	0.02%	0.03%	1.02%
1.

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been included, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Cash Management Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Institutional Money Market Funds
 All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Cash Investment Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The 5:00p.m. NAV from the most recent business day is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Cash Investment Money Market Fund Heritage Money Market Fund	9:00a.m., 12:00p.m., 3:00p.m., and 5:00p.m. (ET)
Municipal Cash Management Money Market Fund	9:00a.m., 12:00p.m. and 5:00p.m. (ET)

The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Cash Investment Money Market Fund	0.06%
Heritage Money Market Fund	0.07%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■

Money market trading platforms;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase and redemption transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Administrator Class
Cash Investment Money Market Fund	0.10%
Heritage Money Market Fund	0.10%
Municipal Cash Management Money Market Fund	0.10%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application; and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. As noted above, if your purchase request is in good order, it will be processed at the next NAV calculated after the Fund's transfer agent receives your request. Please note however, that the Fund must receive "federal funds" or other immediately available funds by the close of the Federal Reserve wire transfer system("Fedwire") (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund's transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check or by EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

 Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

 Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund and Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and Heritage Money Market Fund, and for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distributions of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.34%	0.35%
Net expenses	0.33%	0.26%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.22%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$192,717	$297,396	$396,339	$493,087	$549,744	$600,737
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.25%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.22%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$261,274	$258,152	$312,748	$286,618	$278,541	$374,371
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.02%	0.02%	0.04%	0.05%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.37%	0.36%	0.36%	0.36%
Net expenses	0.22%	0.10%	0.11%	0.15%	0.22%	0.24%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,215	$3,537	$3,536	$3,536	$3,534	$3,533
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMA1/P1203A 10-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Institutional Money Market Funds

Wells Fargo Fund	Select Class
Wells Fargo Cash Investment Money Market Fund	WFQXX
Wells Fargo Heritage Money Market Fund	WFJXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%
1.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$13
3 Years	$55
5 Years	$101
10 Years	$237

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Select Class

Highest Quarter: 3rd Quarter 2007	+1.35%
Lowest Quarter: 1st Quarter 2014	+0.02%
Year-to-date total return as of 9/30/2016 is +0.32%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.14%	0.12%	1.43%
1.

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.13%
1.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$13
3 Years	$53
5 Years	$96
10 Years	$225

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Select Class

Highest Quarter: 3rd Quarter 2007	+1.34%
Lowest Quarter: 1st Quarter 2014	+0.01%
Year-to-date total return as of 9/30/2016 is +0.31%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.13%	0.11%	1.42%
1.

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional
Class shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

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what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Institutional Money Market Funds
 All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

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Each Fund will transact at its market-based net asset value, rounded to four decimal places.

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Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

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The dollar-weighted average maturity of each Fund will be 60 days or less.

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The dollar-weighted average life of each Fund will be 120 days or less.

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Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Cash Investment Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The 5:00p.m. NAV from the most recent business day is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Cash Investment Money Market Fund Heritage Money Market Fund	9:00a.m., 12:00p.m., 3:00p.m., and 5:00p.m. (ET)

The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Cash Investment Money Market Fund	0.06%
Heritage Money Market Fund	0.07%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Select Class shares without investing a minimum initial investment amount, except as noted below:

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Affiliated Funds using the Fund to invest cash;

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Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

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Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s), share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

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If by mail, the signature of each registered owner as it appears in the account application;

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For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

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Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. As noted above, if your purchase request is in good order, it will be processed at the next NAV calculated after the Fund's transfer agent receives your request. Please note however, that the Fund must receive "federal funds" or other immediately available funds by the close of the Federal Reserve wire transfer system("Fedwire") (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund's transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding.
 To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts.
 We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
 We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
 We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification.
 We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of a Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Select Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.16%	0.07%	0.10%	0.14%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.43%	0.16%	0.07%	0.10%	0.14%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$3,453,594	$5,595,704	$5,889,779	$7,650,810	$6,407,032	$5,325,713
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Select Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.15%	0.07%	0.09%	0.12%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.42%	0.16%	0.07%	0.08%	0.12%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$26,011,805	$37,219,390	$35,247,440	$30,569,838	$27,354,255	$15,353,756
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MML1/P1212A 10-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Institutional Money Market Funds

Wells Fargo Fund	Service Class
Wells Fargo Cash Investment Money Market Fund	NWIXX
Wells Fargo Heritage Money Market Fund	WHTXX
Wells Fargo Municipal Cash Management Money Market Fund	EISXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Cash Investment Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$165
5 Years	$289
10 Years	$651

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 3rd Quarter 2007	+1.25%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.04%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/14/1987	0.01%	0.01%	1.22%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Heritage Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.43%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$44
3 Years	$155
5 Years	$277
10 Years	$633

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Service Class

Highest Quarter: 3rd Quarter 2007	+1.28%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 9/30/2016 is +0.09%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.01%	0.01%	1.28%
1.

Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator Class shares, and has not been adjusted to include the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be lower.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Municipal Cash Management Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$164
5 Years	$293
10 Years	$668

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year1
Service Class

Highest Quarter: 3rd Quarter 2007	+0.86%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.05%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/25/1996	0.02%	0.03%	0.91%
1.	Historical performance shown for the Service Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Municipal Cash Management Money Market Fund concerning "80% of the Fund's net assets" may only be changed with shareholder approval.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Institutional Money Market Funds
 All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Cash Investment Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Heritage Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Foreign Investment Risk ■ Industry Concentration Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Mortgage- and Asset-Backed Securities Risk ■ Municipal Securities Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Municipal Cash Management Money Market Fund

Investment Objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■

at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

■

any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund's ability to repurchase securities at the agreed upon price.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund's yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The 5:00p.m. NAV from the most recent business day is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Cash Investment Money Market Fund Heritage Money Market Fund	9:00a.m., 12:00p.m., 3:00p.m. and 5:00p.m. (ET)
Municipal Cash Management Money Market Fund	9:00a.m., 12:00p.m. and 5:00p.m. (ET)

The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Cash Investment Money Market Fund	0.06%
Heritage Money Market Fund	0.07%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers

The following sub-advisers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Wells Capital Management Singapore ("Wells Capital Singapore"), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase and redemption transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Service Class
Cash Investment Money Market Fund	0.25%
Heritage Money Market Fund	0.25%
Municipal Cash Management Money Market Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. As noted above, if your purchase request is in good order, it will be processed at the next NAV calculated after the Fund's transfer agent receives your request. Please note however, that the Fund must receive "federal funds" or other immediately available funds by the close of the Federal Reserve wire transfer system("Fedwire") (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund's transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
■ After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Cash Investment Money Market Fund and Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled "Liquidity Fees and Redemption Gates" below for further information.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and Heritage Money Market Fund and, for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Liquidity Fees and Redemption Gates. If a Fund's weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund's weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.

A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund's prospectuses and by posting to the Fund's website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Any redemption request received by the Fund's transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund's weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund's weekly liquid assets.

Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund's weekly liquid assets fall below 10% of its total assets.

Exchanging Fund Shares

Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your Institution.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
■ By 12:00 p.m. (ET)	Same Business Day
■ After 12:00 p.m. (ET)	Next Business Day
Cash Investment Money Market Fund Heritage Money Market Fund
■ By 3:00 p.m. (ET)	Same Business Day
■ After 3:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distribution from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.

Distribution of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and distributions of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Cash Investment Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.28%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$654,199	$1,237,014	$1,438,336	$1,448,713	$1,594,389	$2,000,296
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Heritage Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.50%	0.50%	0.50%	0.51%
Net expenses	0.43%	0.27%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.12%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$407,797	$898,288	$1,124,475	$1,064,804	$662,253	$993,333
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Municipal Cash Management Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	(0.00)[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.02%	0.02%	0.04%	0.05%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.47%	0.48%	0.48%	0.50%
Net expenses	0.31%	0.10%	0.11%	0.15%	0.22%	0.25%
Net investment income (loss)	0.03%	0.01%	0.01%	0.01%	0.01%	(0.01)%
Supplemental data
Net assets, end of period (000s omitted)	$69,289	$108,484	$140,465	$175,358	$140,313	$213,380
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	106MMS1/P1208A 10-16 ICA Reg. No. 811-09253
Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Class A
Wells Fargo Government Money Market Fund	WFGXX
Wells Fargo Treasury Plus Money Market Fund	PIVXX
Wells Fargo 100% Treasury Money Market Fund	WFTXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.19%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.01%	0.01%	1.07%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.62%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.62%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.17%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.01%	0.01%	0.98%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$238
5 Years	$425
10 Years	$965

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Class A

Highest Quarter: 4th Quarter 2006	+1.10%
Lowest Quarter: 3rd Quarter 2015	0.00%
Year-to-date total return as of 9/30/2016 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2015 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.00%	0.00%	0.93%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled "Account Policies" below.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase , redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Class A
Government Money Market Fund	0.25%
Treasury Plus Money Market Fund	0.25%
100% Treasury Money Market Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

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For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

■

For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■

Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section "Exchanging Fund Shares" of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■

Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

●

must have a Fund account valued at $10,000 or more;

●

must request a minimum redemption of $100;

●

must have your distributions reinvested.

■

Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

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Earning Distributions. Shares begin earning dividends after the transfer agent or an authorized intermediary receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Distributions of ordinary income attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

 To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00	0.00[1]	(0.00)[1]	0.00[1]	0.00	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.60%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$261,921	$265,119	$308,757	$406,489	$564,676	$937,172
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized and unrealized gains (losses) on investments	0.00[1]	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,457,278	$1,956,626	$1,733,107	$1,998,010	$1,589,730	$1,692,131
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Class A	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[1,2]	0.00[1,2]	(0.00)[1,2]	0.00[1]	0.00	0.00[1]
Net realized gains (losses) on investments	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.79%	0.77%	0.69%
Net expenses	0.33%	0.08%	0.04%	0.06%	0.09%	0.05%
Net investment income (loss)	0.00%	(0.00)%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$366,064	$464,176	$1,009,623	$932,956	$290,743	$230,582
1.	Amount is less than $0.005.
2.	Calculated based upon average shares outstanding.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MMR2/P1201B 06-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Institutional Class
Wells Fargo Government Money Market Fund	GVIXX
Wells Fargo Treasury Plus Money Market Fund	PISXX
Wells Fargo 100% Treasury Money Market Fund	WOTXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 4th Quarter 2006	+1.30%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.15%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	0.01%	0.01%	1.22%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 4th Quarter 2006	+1.29%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.12%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	8/11/1995	0.01%	0.01%	1.11%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.40%
Fee Waivers	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$108
5 Years	$204
10 Years	$486

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Institutional Class1

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.09%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/31/2014	0.00%	0.00%	0.98%
1.

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m, 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Institutional Class shares without investing a minimum initial investment amount, except as noted below:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

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Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Affiliated Funds using the Fund to invest cash;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■

Money market trading platforms;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $10 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $10 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s),1 share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

■

Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days.  We may delay the payment of a redemption for longer than seven days under extraordinary circumstances.  For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good orfer will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding.
 To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts.
 We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
 We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
 We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification.
 We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Earning Distributions. Assuming the purchase amount is received by the Funds' custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Distributions of ordinary income attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

 To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00	0.00[1]	(0.00)[1]	0.00[1]	0.00	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.09%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.19%	0.12%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.19%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,807,233	$14,212,988	$17,509,698	$20,793,077	$22,762,489	$26,412,568
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00[1]	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.08%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.10%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.15%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,846,379	$12,617,153	$11,190,887	$9,522,210	$7,557,137	$6,393,891
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Institutional Class	2016	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[2]	0.00[2]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00[2]	(0.00)[2]	0.00[2]
Total from investment operations	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	0.06%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.39%
Net expenses	0.20%	0.11%	0.04%
Net investment income (loss)	0.13%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$2,069,094	$632,263	$100
1.	For the period from October 31, 2014 (commencement of operations) to January 31, 2015.
2.	Amount is less than $0.005.
3.	Calculated based upon average shares outstanding.
4.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MMI2/P1204B 06-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Administrator Class
Wells Fargo Government Money Market Fund	WGAXX
Wells Fargo Treasury Plus Money Market Fund	WTPXX
Wells Fargo 100% Treasury Money Market Fund	WTRXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.34%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

Principal Investment Strategies

Under normal circumstances, we invest:

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exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 4th Quarter 2006	+1.26%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.05%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.01%	0.01%	1.17%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.35%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 4th Quarter 2006	+1.25%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	3/31/2008	0.01%	0.01%	1.07%
1.

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and is adjusted to reflect the higher expenses applicable to the Administrator Class.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$31
3 Years	$145
5 Years	$269
10 Years	$632

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.00%	0.00%	0.98%
1.

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m., and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■

Money Market trading platforms;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase , redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Administrator Class
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.10%
100% Treasury Money Market Fund	0.10%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s),1 share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

■

Any supporting legal documentation that may be required.

1.

When all or a portion of a payment is received for investment without a clear Fund designation ("Undesignated Payment"), we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Money Market Fund. Such Undesignated Payment will remain invested in shares of the Wells Fargo Money Market Fund until you later direct us to redeem or exchange these shares at the next NAV calculated after we receive your request in good order.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.
Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.  Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Idividual tax payers are subject to tax on oridnary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00	0.00[1]	(0.00)[1]	0.00[1]	0.00	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.12%	0.09%	0.09%	0.17%	0.12%
Net investment income	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$358,227	$382,043	$644,666	$596,022	$408,411	$608,948
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00[1]	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Net expenses	0.33%	0.10%	0.06%	0.07%	0.13%	0.05%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$74,153	$101,432	$106,179	$98,633	$204,264	$209,513
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Administrator Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[1]	0.00[1]	(0.00)[1,2]	0.00[1]	0.00	0.00[1]
Net realized gains (losses) on investments	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.30%	0.08%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.03%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,823,874	$1,945,991	$2,656,805	$2,754,138	$2,632,074	$1,636,769
1.	Amount is less than $0.005.
2.	Calculated based upon average shares outstanding.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MMA2/P1203B 06-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Service Class
Wells Fargo Government Money Market Fund	NWGXX
Wells Fargo Treasury Plus Money Market Fund	PRVXX
Wells Fargo 100% Treasury Money Market Fund	NWTXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$163
5 Years	$284
10 Years	$640

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.22%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/16/1987	0.01%	0.01%	1.12%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$46
3 Years	$160
5 Years	$284
10 Years	$646

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.21%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/1/1985	0.01%	0.01%	1.03%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.31%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$51
3 Years	$202
5 Years	$365
10 Years	$841

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Service Class

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 3rd Quarter 2015	0.00%
Year-to-date total return as of 9/30/2016 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	12/3/1990	0.00%	0.00%	0.98%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment manager to the Fund.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Please see the section entitled "Purchase and Sale of Fund Shares" in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase , redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Service Class
Government Money Market Fund	0.25%
Treasury Plus Money Market Fund	0.25%
100% Treasury Money Market Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

■

The Fund name(s), share class(es) and account number(s);

■

The amount (in dollars or shares) and type (purchase or redemption) of the request;

■

If by mail, the signature of each registered owner as it appears in the account application;

■

For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

■

For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

■

Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income/franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00	0.00[1]	(0.00)[1]	0.00[1]	0.00	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,311,584	$2,963,813	$4,129,813	$4,140,419	$6,440,560	$5,256,816
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00[1]	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,514,184	$1,339,895	$1,845,375	$1,589,951	$1,932,680	$1,885,503
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Service Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[1]	0.00[1]	(0.00)[1,2]	0.00[1]	0.00	0.00[1]
Net realized gains (losses) on investments	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.68%	0.68%	0.69%	0.68%
Net expenses	0.33%	0.09%	0.05%	0.07%	0.09%	0.05%
Net investment income (loss)	0.00%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,852,598	$5,614,425	$6,962,725	$7,491,653	$7,802,468	$8,502,741
1.	Amount is less than $0.005.
2.	Calculated based upon average shares outstanding.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MMS2/P1208B 06-16 ICA Reg. No. 811-09253
Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Sweep Class
Wells Fargo Government Money Market Fund	-
Wells Fargo Treasury Plus Money Market Fund	-
Wells Fargo 100% Treasury Money Market Fund	-

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class1

Highest Quarter: 4th Quarter 2006	+1.22%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.01%	0.01%	1.12%
1.

Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns would be lower.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your intermediary.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Treasury Plus Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$99
3 Years	$309
5 Years	$536
10 Years	$1,190

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class1

Highest Quarter: 4th Quarter 2006	+1.17%
Lowest Quarter: 3rd Quarter 2010	+0.00%
Year-to-date total return as of 9/30/2016 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.01%	0.01%	0.98%
1.

Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns would be lower.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your intermediary.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

100% Treasury Money Market Fund Summary

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.31%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$348
5 Years	$614
10 Years	$1,374

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Sweep Class1

Highest Quarter: 4th Quarter 2006	+1.14%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	6/30/2010	0.00%	0.00%	0.98%
1.

Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns would be lower.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your intermediary.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Treasury Plus Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

100% Treasury Money Market Fund

Investment Objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk	■ Market Risk ■ Money Market Fund Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more subadvisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.
For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in each Fund's semi-annual report for the six-month period ended July 31st.
Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For each Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%
Treasury Plus Money Market Fund	0.00%
100% Treasury Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or "sweep" balances in your customer account into Sweep Class shares. Fund shares have no minimum initial or subsequent purchase requirements. Please contact your shareholder servicing agent for more information.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Distribution Plan

Each Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. The fees paid under the 12b-1 Plan are as follows:

Fund	Sweep Class
Government Money Market Fund	0.35%
Treasury Plus Money Market Fund	0.35%
100% Treasury Money Market Fund	0.35%

These fees are paid out of the relevant Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan

Each Fund has adopted a shareholder servicing plan (Servicing Plan). The Servicing Plan authorizes the Fund to enter into agreements with the Fund's distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. The fees paid under the Servicing Plan are as follows:

Fund	Sweep Class
Government Money Market Fund	0.25%
Treasury Plus Money Market Fund	0.25%
100% Treasury Money Market Fund	0.25%

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Funds do not charge redemption fees.

Tming of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days.  We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For Government Money Market Fund and Treasury Plus Money Market Fund we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund and, for longer than seven day s for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Redemption in Kind. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However,money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your intermediary.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Earning Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
■ By 1:00 p.m. (ET)	Same Business Day
■ After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any.

Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Sweep Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00	0.00[1]	(0.00)[1]	0.00[1]	0.00	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,297	$2,977	$6,615	$18,244	$22,998	$101,911
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

Treasury Plus Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Sweep Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains (losses) on investments	0.00[1]	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.07%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$654	$3,145	$3,054	$20,122	$27,152	$42,861
1.	Amount is less than $0.005.
2.	Returns for periods of less than one year are not annualized.

100% Treasury Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Sweep Class	2016	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00[1]	0.00[1]	(0.00)[1,2]	0.00[1]	0.00	0.00[1]
Net realized gains (losses) on investments	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Total from investment operations	0.00[1]	(0.00)[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.33%	0.09%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.00	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$775,615	$473,246	$427,778	$390,560	$447,234	$309,270
1.	Amount is less than $0.005.
2.	Calculated based upon average shares outstanding.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MMW2/P1215B 06-16 ICA Reg. No. 811-09253

Prospectus October 14, 2016

Government Money Market Funds

Wells Fargo Fund	Select Class
Wells Fargo Government Money Market Fund	WFFXX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Government Money Market Fund Summary

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.18%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through October 13, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$16
3 Years	$56
5 Years	$99
10 Years	$228

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year
Select Class1

Highest Quarter: 4th Quarter 2006	+1.30%
Lowest Quarter: 1st Quarter 2015	+0.00%
Year-to-date total return as of 9/30/2016 is +0.19%

Average Annual Total Returns for the periods ended 12/31/2015[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/30/2015	0.03%	0.01%	1.22%
1.

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Purchase and Sale of Fund Shares

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Funds family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

About Wells Fargo Government Money Market Funds
 All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.

Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which provides that:

■

Each Fund will seek to maintain a net asset value of $1.00 per share.

■

Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■

The dollar-weighted average maturity of each Fund will be 60 days or less.

■

The dollar-weighted average life of each Fund will be 120 days or less.

■

Each Fund will invest only in U.S. dollar-denominated securities.

■

Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Government Money Market Fund

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Principal Investment Strategies

Under normal circumstances, we invest:

■

exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Credit Risk ■ Interest Rate Risk ■ Management Risk ■ Market Risk	■ Money Market Fund Risk ■ Repurchase Agreement Risk ■ U.S. Government Obligations Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer's credit quality declines.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity for certain Fund investments and an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' website at wellsfargofunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated each business day. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

We calculate the NAV at the following times each business day:

Government Money Market Fund	9:00a.m., 10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)

Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange ("NYSE") is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled "Buying and Selling Fund Shares."

A Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund's shares based on the mark-to-market valuation method may be more or less than $1.00 per share.

The Board of Trustees has established procedures designed to monitor a Fund's price per share. The Manager monitors the value of the Fund's shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund's mark-to-market value deviates more than 0.25% from the Fund's established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment management services for registered mutual funds, closed-end funds and other funds and accounts.

Funds Management is responsible for implementing the investment objectives and strategies of the Fund. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of the Fund's sub-adviser(s) and supervise and monitor the activities of the sub-adviser(s) on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.

Funds Management's investment professionals review and analyze the Fund's performance, including relative to peer funds, and monitor the Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Fund's operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer and dividend disbursing agent, custodian, and fund accountant.

For providing these investment management services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in the Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services pursuant to the Management Agreement. A discussion regarding the basis for the Board's approval of the Management Agreement and sub-advisory agreements will be included in the Fund's semi-annual report for the six-month period ended July 31st.

Prior to July 1, 2015, Funds Management provided advisory services to the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Fund's prior Amended and Restated Administration Agreement applicable to Fund-level administrative services. For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management pursuant to the Advisory Agreement (prior to July 1, 2015) together with the management fee paid to Funds Management pursuant to the Management Agreement (beginning on July 1, 2015), each net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.00%

The Sub-Adviser

The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

Wells Capital Management Incorporated ("Wells Capital Management"), is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Multi-Manager Arrangement

The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for the Fund. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for the Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Share Class Eligibility

Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. The following investors may purchase Select Class shares without investing a minimum initial investment amount, except as noted below:

■

Affiliated Funds using the Fund to invest cash;

■

Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Compensation to Financial Professionals and Intermediaries

Additional Payments to Financial Professionals and Intermediaries. In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s), share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

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If by mail, the signature of each registered owner as it appears in the account application;

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For purchase requests, payment of the full amount of the purchase request (see "Payment" below);

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For redemption requests, a Medallion Guarantee if required (see "Medallion Guarantee" below); and

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Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds/Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Government Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
■ After 5:00 p.m. (ET)	Next Business Day	Earned on day of request

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; (3) WealthBuilder Portfolio shares may be exchanged for shares of any other WealthBuilder Portfolio or for the Wells Fargo Money Market Fund Class A shares; and (4) no exchanges are allowed into institutional money market funds.

■

If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

■

Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■

An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the Prospectus for the Fund into which you wish to exchange.

■

Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■

If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■

Class B and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds
 Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding.
 To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts.
 We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
 We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
 We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification.
 We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
 We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.

Earning Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Government Money Market Fund
■ By 5:00 p.m. (ET)	Same Business Day
■ After 5:00 p.m. (ET)	Next Business Day

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions of a Fund's ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund's net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

Individual taxpayers are subject to tax on ordinary income at a maximum rate of 39.6% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on "net investment income," including interest, dividends, and capital gains.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Please note that the financial highlights provided in the table(s) below for the six month period ended July 31, 2016 are unaudited.

Government Money Market Fund

For a share outstanding throughout each period.

	Six months ended July 31,	Year ended January 31
Select Class	2016	2016[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]
Net realized gains (losses) on investments	0.00	0.00[2]
Total from investment operations	0.00[2]	0.00[2]
Distributions to shareholders from net investment income	(0.00)[2]	(0.02)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.12%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%
Net expenses	0.13%	0.10%
Net investment income	0.26%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$21,120,475	$7,985,195
1.	For the period from June 30, 2015 (commencement of class operations) to July 31, 2015
2.	Amount is less than $0.005.
3.	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2016 Wells Fargo Funds Management, LLC. All rights reserved	066MML2/P1212B 06-16 ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
WELLS FARGO MONEY MARKET FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

October 14, 2016

Money Market Funds

Wells Fargo Cash Investment Money Market Fund
 Administrator Class - WFAXX; Institutional Class - WFIXX; Select Class - WFQXX; Service Class - NWIXX

Wells Fargo Government Money Market Fund
 Class A - WFGXX; Administrator Class - WGAXX; Institutional Class - GVIXX; Service Class - NWGXX; Select Class - WFFXX; Sweep Class - N/A

Wells Fargo Heritage Money Market Fund
 Administrator Class - SHMXX; Institutional Class - SHIXX; Select Class - WFJXX; Service Class - WHTXX

Wells Fargo Money Market Fund
 Class A - STGXX; Class B - N/A; Class C - N/A; Service Class - WMOXX; Premier Class - WMPXX

Wells Fargo Municipal Cash Management Money Market Fund
 Administrator Class - WUCXX; Institutional Class - EMMXX; Service Class - EISXX

Wells Fargo Municipal Money Market Fund
 Class A - WMUXX; Premier Class - WMTXX; Service Class - WMSXX

Wells Fargo National Tax-Free Money Market Fund
 Class A - NWMXX; Administrator Class - WNTXX; Premier Class - WFNXX; Service Class - MMIXX

Wells Fargo Treasury Plus Money Market Fund
 Class A - PIVXX; Administrator Class - WTPXX; Institutional Class - PISXX; Service Class - PRVXX; Sweep Class - N/A

Wells Fargo 100% Treasury Money Market Fund
 Class A - WFTXX; Administrator Class - WTRXX; Institutional Class - WOTXX; Service Class - NWTXX; Sweep Class - N/A

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine series of the Trust in the Wells Fargo family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares. Class B and Class C shares are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares or Class C shares for Class C shares of other Wells Fargo Funds subject to the limitations described in each Fund's prospectus.

This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated October 14, 2016. Audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm, are hereby incorporated by reference into this document by reference to the Funds' Annual Reports dated as of January 31, 2016. The unaudited financial statement of the Funds for the six month period ended July 31, 2016 are hereby incorporated by reference from the Funds' Semi-Annual Reports to shareholders. The Prospectuses, Annual and Semi-Annual Reports may be obtained free of charge by visiting our Web site at wellsfargofunds.com, calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

MMFS/FASAI08 (10/16)

HISTORICAL FUND INFORMATION

The Trust was organized as a Delaware statutory trust on March 10, 1999. On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Board") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust. The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.
On December 15, 2015, the Wells Fargo Advantage Funds changed its name to the Wells Fargo Funds.

The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

The Heritage Money Market Fund commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

The Municipal Money Market Fund commenced operations on July 12, 2010, as successor to the Evergreen Municipal Money Market Fund. The predecessor fund commenced operations on November 2, 1998.

The Municipal Cash Management Money Market Fund commenced operations on July 12, 2010, as successor to the Evergreen Institutional Municipal Money Market Fund. The predecessor fund commenced operations on November 20, 1996.

The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the Investment Company Act of 1940, as amended (the "1940 Act") of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of nongovernment issuers), (iv) investments in repurchase agreements; provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC")) or its staff); and provided further that each of the Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(9) with respect to the Municipal Money Market Fund and the Municipal Cash Management Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT");

(10) with respect to the National Tax-Free Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax (including federal AMT).

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 5% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(7) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Further Explanation of Investment Policies

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Funds to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund's Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.

For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.
Please note that in the event a money market security held by a Fund ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

DEBT SECURITIES

Adjustable Rate Obligations

Adjustable rate obligations include obligations such as demand notes, medium term notes, bonds and commercial paper. The interest rate on adjustable rate obligations may be floating or variable. The Funds may only invest in floating- or variable-rate obligations that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals while the interest rate on floating-rate obligations is adjusted when the rate on the underlying index changes.

These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may have a conditional or unconditional demand feature that permits the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. Variable-rate demand notes also include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The issuer of such obligations may have a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.

Some adjustable rate obligations may be secured by letters of credit or other credit support arrangements provided by banks. Such credit support arrangements often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

In the case of adjustable rate securities that are not subject to a demand feature, the Fund is reliant on the secondary market for liquidity. There generally is no established secondary market for master demand notes because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand.

Adjustable rate obligations may not be rated by Nationally Recognized Statistical Ratings Organizations and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio to determine that they present minimal credit risk. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Asset-Backed Securities

Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus(es), asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are determined by the adviser to present minimal credit risk.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Corporate Debt Securities

Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security.

Dollar Roll Transactions

Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, such as mortgage-backed securities,and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes, bonds and preferred shares. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the sub-adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The sub-adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Foreign Government Securities

Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the sub-adviser believes that the securities do not present risks inconsistent with a Fund's investment objective.

Foreign Obligations and Securities

Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the sub-adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loans

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. Loans in which a Fund invests may be made to finance highly leveraged corporate acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. Market bids may be unavailable for loans from time to time; a Fund may find it difficult to establish a fair value for loans held by it. If a Fund only acquires an assignment or a participation in a loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan. In addition, a Fund may have to rely on the assignor(s) or participating institution(s) to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the assignor(s) may be unwilling or unable to do so. Many loans in which a Fund invests may be unrated, and the portfolio manager will be required to rely exclusively on its analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

Mortgage-Related Securities

Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as such as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds

Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are typically, but not always, supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Under the Internal Revenue Code, certain revenue bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims- paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Notes

Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

RAWs. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

TRANs. TRANs are notes issued in anticipation of receiving future tax receipts and revenues at a future date. The risks associated with TRANs include those associated with TANs and RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be "collateralized fully," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 5% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Restricted Securities Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities") and commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act ("4(a)(2) Paper"). Rule 144A Securities and 4(a)(2) Paper ("Restricted Securities") are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 5% of net assets in illiquid securities. The manager, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the manager to determine that 4(a)(2) Paper is liquid, the manager must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(a)(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(a)(2) Paper must be rated in one of the two highest rating categories by requisite NRSROs.

Unrated and Downgraded Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

Variable Rate and Amount Master Notes

Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the sub-adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Funding Agreements

Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 5% of its net assets in illiquid securities.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities

These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo family of funds which consists of, as of January 31, 2016, 144 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust  and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act (each, an "Independent Trustee" and, collectively, the "Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
William R. Ebsworth (Born 1957)	Trustee, since 2015

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.

Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.

Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).

CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute's Board of Governors and Executive Committee from 2008-2011 as well as the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer
OFFICERS
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[2] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Nancy Wiser[3] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.

Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
2	Currently serves as Treasurer to the Allocation Funds, Alternative Funds, Dow Jones Target Date Funds, Dynamic Target Date Funds, International Equity Funds, Large Cap Stock Funds, WealthBuilder Portfolios and the International Value Fund. Also serves as Assistant Treasurer for the remaining series of the Trust.
3	Currently serves as Treasurer to the CoreBuilder® Shares, Equity Gateway Funds (except International Value Fund), Income Funds, Money Market Funds, Municipal Income Funds, Small to Mid Cap Stock Funds and Specialty Funds.

The Trust's Declaration of Trust, as amended and restated from time to time (the "Declaration of Trust"), does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter and the Statement of Governance Principles of the Governance Committee also do not set forth any specific qualifications, but do set forth certain factors that the Governance Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Wells Fargo Funds Management, LLC ("Funds Management" or the "Manager"), sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service, professional and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), other registered investment companies, public companies, and/or non-profit entities or other organizations. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. The specific experience, qualifications, attributes and/or skills that led to the conclusion that a Trustee should serve as a Trustee of the Trusts in the Fund Complex are as set forth below.

William R. Ebsworth. Mr. Ebsworth has served as a Trustee of the Trusts in the Fund Complex and Asset Allocation Trust since January 1, 2015. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.

Jane A. Freeman. Ms. Freeman has served as a Trustee of the Trusts in the Fund Complex and Asset Allocation Trust since January 1, 2015. From 2012 to 2014 and 1999 to 2008, Ms. Freeman served as the Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to joining Scientific Learning, Ms. Freeman was employed as a portfolio manager at Rockefeller & Co. and Scudder, Stevens & Clark. She served as a board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. She also served as a board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and as chair of the Audit Committee. Ms. Freeman serves as Chair of the Taproot Foundation and as a Board Member of the Ruth Bancroft Garden. Ms. Freeman is a Chartered Financial Analyst (inactive).

Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, Chairman of the Governance Committee since 2005, and was the Lead Independent Trustee from 2001 through 2005, with respect to all of the Trusts in the Fund Complex. He has also served as a Trustee, Chairman of the Board of Trustees and Chairman of the Governance Committee of Asset Allocation Trust since 2010. In addition, he has over 30 years of executive and business experience as the co-founder, and retired Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He served as a director of Deluxe Corporation from 2003 to 2011. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She has also served as a Trustee and Chair of the Audit Committee of Asset Allocation Trust since 2010. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Morgan Stanley Director of the Center for Leadership Development and Research and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. She has also served as a Trustee of Asset Allocation Trust since 2010. Ms. Mitchell is the International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania, where she is also Professor of Insurance/Risk Management and Business Economics/Policy. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance, risk management, and related topics including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both at the University of Pennsylvania. She has taught on and served as a consultant on economics, insurance, and risk management, served as Department Chair, advised numerous governmental entities, and written numerous articles and books on topics including retirement systems, private and social insurance, and health and retirement policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been President and Chief Executive Officer of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.

Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He has also served as a Trustee of Asset Allocation Trust since 2005. He previously served on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex (and its predecessors) from 1984 to 2010, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, a member of the board of directors of the Mutual Fund Directors Forum, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Declaration of Trust. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular in-person meetings five times a year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with respect to governance-related matters with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to help coordinate timely responses to Trustee inquiries relating to board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee, an Audit Committee, a Valuation Committee and a Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, liquidity and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent approach to risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects and that it is necessary for the Funds to bear certain risks (such as investment-related risks) to pursue their goals. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the Chief Risk Officer of Funds Management, the independent registered public accounting firm for the Funds, and internal compliance auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, also reviews investment policies and risks in connection with its review of the Funds' performance, and considers information regarding the oversight of liquidity risks from Funds Management's investment personnel. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. Funds Management has appointed a Chief Risk Officer to enhance the framework around the assessment, management, measurement and monitoring of risk indicators and other risk matters concerning the Funds and develop periodic reporting of risk management matters to the Board. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers and employees of Funds Management, has approved and periodically reviews written valuation policies and procedures applicable to valuing Fund portfolio investments, and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee, a standing Valuation Committee and a standing Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. The Governance Committee and Audit Committee operate pursuant to charters approved by the Board. The Valuation Committee's responsibilities are set forth in Valuation Procedures approved by the Board, and the Dividend Committee's responsibilities were set forth by the Board when it established the Committee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee. The Dividend Committee is comprised of three Independent Trustees.

(1) Governance Committee. Except with respect to any trustee nomination made by an eligible shareholder or shareholder group as permitted by applicable law and applicable provisions of the Declaration of Trust and any By-Laws of a Trust, the Committee shall make all nominations for membership on the Board of Trustees of each Trust. The Committee shall evaluate each candidate's qualifications for Board membership and his or her independence from the Funds' manager, sub-adviser(s) and principal underwriter(s) and, as it deems appropriate, other principal service providers. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in Appendix A to the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f ) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject candidates recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board. In the event of any conflict or inconsistency with respect to the requirements applicable to a Shareholder Recommendation as between those established in the procedures and those in the By-Laws of a Closed-End Fund, the requirements of the By-Laws of such Closed-End Fund shall control.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies, including their internal controls over financial reporting; oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof; and interacts with the Funds' independent registered public accounting firm on behalf of the full Board and with appropriate officers of the Trust. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any action regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of securities between regularly scheduled Board meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken during the previous quarter by the Valuation Committee or by the Management Valuation Team other than pursuant to Board-approved methodologies. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.

(4) Dividend Committee. The Board has delegated to the Dividend Committee the responsibility to review and approve certain dividend amount determinations made by a separate committee composed of representatives from Funds Management and certain sub-advisers ("Management Open-End Dividend Committee"). The Board has delegated to the Management Open-End Dividend Committee the authority to determine periodic dividend amounts subject to certain Board-approved parameters to be paid by each of the Emerging Markets Equity Income Fund, International Bond Fund, Real Return Fund and Strategic Income Fund. Under certain circumstances, the Dividend Committee must review and consider for approval, as it deems appropriate, recommendations of the Management Open-End Dividend Committee.

The committees met the following number of times during the most recently completed fiscal year:

Committee Name	Committee Meetings During Last Fiscal Year
Governance Committee	3
Audit Committee	7
Valuation Committee	0
Dividend Committee	0

Compensation.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Listed below is the Trustee compensation that was paid by a Fund and the Fund Complex for the most recently completed fiscal year:

Trustee Compensation
Trustee	Compensation From Each Fund	Total Compensation from the Fund Complex[1]
William R. Ebsworth	$1,991	$286,500
Jane A. Freeman	$1,991	$286,500
Peter G. Gordon	$2,339	$336,750
Isaiah Harris, Jr.	$1,981	$285,250
Judith M. Johnson	$2,200	$316,750
David F. Larcker	$1,981	$285,250
Olivia S. Mitchell	$1,991	$286,500
Timothy J. Penny	$2,057	$296,250
Michael S. Scofield	$1,991	$286,500
1	As of January 31, 2016, there were 144 series in the Fund Complex.

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2015, the table below shows for each Trustee, the dollar value of the Funds' equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees
Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
William R. Ebsworth	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Jane A. Freeman	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Peter G. Gordon	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Isaiah Harris, Jr.	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Fund	$0
	Treasury Plus Money Market Fund	$50,001-$100,000
	100% Treasury Money Market Fund	$0
Judith M. Johnson	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
David F. Larcker	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Olivia S. Mitchell	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	Over $100,000
Timothy J. Penny	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0
Michael S. Scofield	Cash Investment Money Market Fund	$0	Over $100,000
	Government Money Market Fund	$0
	Heritage Money Market Fund	$0
	Money Market Fund	$0
	Municipal Cash Management Money Market Fund	$0
	Municipal Money Market Fund	$0
	National Tax-Free Money Market Fund	$0
	Treasury Plus Money Market Fund	$0
	100% Treasury Money Market Fund	$0

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2015, none of the Independent Trustees and/or their immediate family members owned securities of the manager, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the manager, any sub-advisers, or the distributor.

Manager and Class-Level Administrator

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the manager and class-level administrator for the Funds. Funds Management provides advisory and Fund-level administrative services to the Funds under an investment management agreement (the "Management Agreement") and provides class-level administrative services to the Funds under a class-level administration agreement (the "Class-Level Administration Agreement"). Under the Management Agreement, Funds Management is responsible for, among other services, (i) implementing the investment objectives and strategies of the Funds, (ii) supervising the applicable Sub-Adviser(s), (iii) providing Fund-level administrative services in connection with the Funds' operations, (iv) developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions, and (v) providing any other Fund-level administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer and dividend disbursing agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

Under the Class-Level Administration Agreement, Funds Management is responsible for, among other services, (i) coordinating, supervising and paying the applicable transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, (ii) coordinating the preparation and filing of registration statements, notices, shareholder reports and other information materials, including prospectuses, proxies and other shareholder communications for a class, (iii) receiving and tabulating class-specific shareholder votes, (iv) reviewing bills submitted to a Fund and, upon determining that a bill is appropriate, allocating amounts to the appropriate classes thereof and instructing the Funds' custodian to pay such bills, and (v) assembling and disseminating information concerning class performance, expenses, distributions and administration. Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives pursuant to the Class-Level Administration Agreement.

As compensation for its services under the Management Agreement, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee
Cash Investment Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
Government Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
Heritage Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
Money Market Fund	First $1 billion	0.350%
	Next $4 billion	0.325%
	Next $5 billion	0.290%
	Next $5 billion	0.280%
	Next $10 billion	0.255%
	Over $25 billion	0.230%
Municipal Cash Management Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
Municipal Money Market Fund	First $1 billion	0.350%
	Next $4 billion	0.325%
	Next $5 billion	0.290%
	Next $5 billion	0.280%
	Next $10 billion	0.255%
	Over $25 billion	0.230%
National Tax-Free Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
Treasury Plus Money Market Fund	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%
100% Treasury Money Market Fund	First $1 billion	0.350%
	Next $4 billion	0.325%
	Next $5 billion	0.290%
	Next $5 billion	0.280%
	Next $10 billion	0.255%
	Over $25 billion	0.230%

Management Fees Paid. Prior to July 1, 2015, Funds Management provided advisory services to the Funds pursuant to an investment advisory agreement ("Advisory Agreement"). The Management Agreement, which became effective on July 1, 2015, combines the terms of the Advisory Agreement with the terms of the Funds' prior Amended and Restated Administration Agreement (the "Prior Administration Agreement") applicable to Fund-level administrative services. For the most recent fiscal year, the amounts shown below reflect fees paid to and waived by Funds Management under the Management Agreement beginning July 1, 2015, together with fees paid and waived under the Advisory Agreement prior to this date. The table also shows the advisory fees paid pursuant to the Advisory Agreement and the advisory fees waived by Funds Management for the prior two fiscal years.

Management Fees Paid
Fund/Fiscal Year or Period	Management Fees Paid	Management Fees Waived
January 31, 2016
Cash Investment Money Market Fund	$6,774,358	$8,033,669
Government Money Market Fund	$0	$33,298,468
Heritage Money Market Fund	$30,317,976	$20,600,175
Money Market Fund	$0	$8,599,682
Municipal Cash Management Money Market Fund	$0	$1,291,117
Municipal Money Market Fund	$0	$1,045,887
National Tax-Free Money Market Fund	$0	$3,845,533
Treasury Plus Money Market Fund	$0	$18,389,660
100% Treasury Money Market Fund	$0	$29,478,021
January 31, 2015
Cash Investment Money Market Fund	$2,339,383	$10,578,856
Government Money Market Fund	$0	$23,598,374
Heritage Money Market Fund	$18,800,983	$22,156,625
Money Market Fund	$0	$9,487,473
Municipal Cash Management Money Market Fund	$0	$1,179,859
Municipal Money Market Fund	$0	$1,464,440
National Tax-Free Money Market Fund	$0	$3,718,075
Treasury Plus Money Market Fund	$0	$13,637,478
100% Treasury Money Market Fund	$0	$28,888,758
January 31, 2014
Cash Investment Money Market Fund	$3,896,831	$10,583,803
Government Money Market Fund	$0	$29,363,887
Heritage Money Market Fund	$18,748,786	$20,958,576
Money Market Fund	$0	$11,012,385
Municipal Cash Management Money Market Fund	$0	$1,435,676
Municipal Money Market Fund	$0	$2,243,604
National Tax-Free Money Market Fund	$0	$3,380,257
Treasury Plus Money Market Fund	$0	$13,378,621
100% Treasury Money Market Fund	$0	$29,894,579

For providing class-level administrative services to the Funds pursuant to the Class-Level Administration Agreement, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of the total net assets of each Class:

Class-Level Administrator Fee
Share Class	% of Average Daily Net Assets
Administrator Class	0.10%
Class A, Class B, Class C and Sweep Class	0.22%
Institutional Class and Premier Class	0.08%
Service Class	0.12%
Select Class	0.04%

Administrative Service Fees Paid. The Class-Level Administration Agreement became effective July 1, 2015. Prior to July 1, 2015, Funds Management provided both Fund-level and class-level administrative services to the Funds pursuant to the Prior Administration Agreement. For the most recent fiscal year, the amounts shown below reflect fees paid to and waived by Funds Management under the Class-Level Administration Agreement beginning July 1, 2015, together with fees paid and waived under the Prior Administration Agreement prior to this date. The table also shows the administrative services fees paid pursuant to the Prior Administration Agreement and the administrative services fees waived by Funds Management for the prior two fiscal years.

Administration Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid	Administrative Service Fees Waived
January 31, 2016
Cash Investment Money Market Fund	$9,845,584	$0
Government Money Market Fund	$24,297,163	$0
Heritage Money Market Fund	$27,534,141	$0
Money Market Fund	$6,433,104	$0
Municipal Cash Management Money Market Fund	$860,583	$211,537
Municipal Money Market Fund	$187,443	$426,329
National Tax-Free Money Market Fund	$2,045,146	$2,075,921
Treasury Plus Money Market Fund	$13,893,817	$3,535,757
100% Treasury Money Market Fund	$7,968,197	$6,653,710
January 31, 2015
Cash Investment Money Market Fund	$13,739,838	$0
Government Money Market Fund	$7,698,498	$21,957,192
Heritage Money Market Fund	$34,972,295	$0
Money Market Fund	$0	$8,900,917
Municipal Cash Management Money Market Fund	$794,335	$796,377
Municipal Money Market Fund	$0	$1,190,194
National Tax-Free Money Market Fund	$0	$5,948,387
Treasury Plus Money Market Fund	$0	$19,938,985
100% Treasury Money Market Fund	$0	$18,801,182
January 31, 2014
Cash Investment Money Market Fund	$15,299,895	$0
Government Money Market Fund	$11,339,206	$25,288,648
Heritage Money Market Fund	$34,419,570	$0
Money Market Fund	$0	$10,362,985
Municipal Cash Management Money Market Fund	$1,652,233	$271,244
Municipal Money Market Fund	$0	$1,867,837
National Tax-Free Money Market Fund	$0	$5,683,316
Treasury Plus Money Market Fund	$0	$19,451,952
100% Treasury Money Market Fund	$0	$19,271,815

General. Each Fund's Management Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined under the 1940 Act) of any such party. The Management Agreement may be terminated at any time by vote of the Board or by vote of a majority of a Fund's outstanding voting securities, or by Funds Management on 60 days' written notice. It will terminate automatically if assigned.

For each Fund, the Class-Level Administration Agreement will continue in effect provided the continuance is approved annually by the Board, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of any party to the Class-Level Administration Agreement. The Class-Level Administration Agreement may be terminated on 60 days' written notice by either party.

Sub-Advisers

Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management") and Wells Capital Management Singapore ("Wells Capital Singapore") (each, a "Sub-Adviser" and together, the "Sub-Advisers"), each an affiliate of Funds Management, to serve as sub-advisers to the Funds, as indicated in the table below. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, each Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. Each Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Each Sub-Adviser also furnishes such additional reports and information as Funds Management and the Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Singapore.

As compensation for their sub-advisory services to the Funds, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.
As compensation for their sub-advisory services to the Funds, Wells Capital Singapore is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund's average daily net assets. These fees are paid by Wells Capital Management.

Fund	Sub-Adviser	Fee
Government Money Market Fund, Municipal Cash Management Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, 100% Treasury Money Market Fund	Wells Capital Management	First $1 billion in assets	0.05%
		Next $2 billion in assets	0.03%
		Next $3 billion in assets	0.02%
		Over $6 billion in assets	0.01%
Cash Investment Money Market Fund, Heritage Money Market Fund, Money Market Fund	Wells Capital Singapore	First $1 billion in assets	0.0025%
		Next $2 billion in assets	0.0015%
		Next $3 billion in assets	0.0010%
		Over $6 billion in assets	0.0005%

DISTRIBUTOR

Wells Fargo Funds Distributor, LLC (the "Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.
The Government Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund, for their Sweep Class shares, and the Money Market Fund, for its Class B and Class C shares, have adopted a distribution plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule") for the classes of shares, as applicable. The 12b-1 Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Non-Interested Trustees").
Under the 12b-1 Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Money Market Fund pay the Distributor, on a monthly basis, on a monthly basis, an annual fee of 0.25% of the average daily net assets attributable to the class. The Sweep Class shares of the Government Money Market andTreasury Plus Money Market Fund and 100% Treasury Money Market Fund pay the Distributor, on a monthly basis, an annual fee of 0.35% of the average daily net assets attributable to the class.

The Distributor may retain any portion of the total distribution fee to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. The Distributor's distribution-related revenues from the 12b-1 Plan may be more or less than distribution-related expenses incurred during the period.
The Distributor may enter into dealer agreements with one or more broker-dealers under which such broker-dealers may receive compensation for distribution-related services from the Distributor, including, but not limited to, payments to such broker-dealers based on the average daily net assets of Fund shares attributable to their customers.

For the fiscal year ended January 31, 2016, the Funds paid the Distributor the following fees for distribution-related services.

Distribution Fees
Fund	Total Distribution Fee Paid by Fund	Compensation Paid to Distributor	Compensation to Broker/Dealers	Other
Government Money Market Fund
Sweep	$13,144	$12,737	$407	$0
Money Market Fund
Class B	$17,881	$16,268	$1,613	$0
Class C	$98,040	$44,150	$53,890	$0
Treasury Plus Money Market Fund
Sweep	$10,694	$10,641	$53	$0
100% Treasury Money Market Fund
Sweep	$1,689,529	$1,680,993	$8,536	$0

General. The 12b-1 Plan and Distribution Agreement will continue in effect from year to year if such continuance is approved at least annually by vote of a majority of both the Trustees and the Non-Interested Trustees. The Distribution Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, on not less than 60 days' written notice, by the Trust's Board, by a vote of a majority of the outstanding voting securities of the Fund or by the Distributor.  The 12b-1 Plan may not be amended to increase materially the amounts payable thereunder by the relevant class of a Fund without approval by a vote of a majority of the outstanding voting securities of such class, and no material amendment to the 12b-1 Plan shall be made unless approved by vote of a majority of both the Trustees and Non-Interested Trustees. The 12b-1 Plan provides that, if and to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan.

Servicing Agent

Each Fund has adopted a Shareholder Servicing Plan (the "Servicing Plan") for its Class A, Class B, Class C, Service Class, Sweep Class and Administrator Class shares, as applicable, and has entered into a related Shareholder Servicing Agreement with the Distributor and Funds Management. Under this agreement, the Distributor and Funds Management are authorized to provide or engage third parties to provide, pursuant to an Administrative and Shareholder Services Agreement, shareholder support services. For providing these services, the Distributor, Funds Management and third parties are entitled to an annual fee from the applicable class of the Fund of up to 0.10% of the average daily net assets of the Administrator Class shares, and up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Service Class and Sweep Class shares, of the average daily net assets of such class owned of record or beneficially by their customers.

General. The Servicing Plan will continue in effect from year to year if such continuance is approved by vote of a majority vote of both the Trustees and the Non-Interested Trustees. No material amendment to the Servicing Plan may be made except by such a vote.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Fund. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of the Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on the Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating the Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal years or periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows.

Underwriting Commissions Paid
Fund/Fiscal Year or Period	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
January 31, 2016
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$11,347	$11,347
Municipal Cash Management Money Market Fund	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
January 31, 2015
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$1,184	$253
Municipal Cash Management Money Market Fund	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
January 31, 2014
Cash Investment Money Market Fund	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$6,663	$-8,540
Municipal Cash Management Money Market Fund	$0	$0
Municipal Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0

Code of Ethics

The Fund Complex, Funds Management, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding personal securities transactions. The codes of ethics for the Fund Complex, Funds Management, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

We determine the NAV of each Fund's shares each business day. We determine the NAV by subtracting a Fund Class' liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Determination of Net Asset Values of Stable NAV Money Market Funds

The following Funds seek to maintain a stable net asset value per share ("Stable NAV Fund"):

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Wells Fargo Government Money Market Fund

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Wells Fargo Money Market Fund

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Wells Fargo Municipal Money Market Fund

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Wells Fargo National Tax-Free Money Market Fund

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Wells Fargo Treasury Plus Money Market Fund

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Wells Fargo 100% Treasury Money Market Fund

Each Stable NAV Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Stable NAV Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Stable NAV Fund's portfolio on a particular day, a prospective investor in the Stable NAV Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Stable NAV Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 permits a Stable NAV Fund to value its assets on the basis of amortized cost only so long as the Board believes that this valuation method fairly reflects the market-based NAV per share. The Stable NAV Funds have adopted procedures that, among other things, enable each of the Stable NAV Funds to maintain a stable per share NAV for purposes of the sale and redemption of the Stable NAV Fund's shares pursuant to Rule 2a-7 under the 1940 Act. Pursuant to Rule 2a-7, the Board is also required to establish procedures designed to stabilize, to the extent reasonably possible, a Stable NAV Fund's price per share as computed for the purpose of sales and redemptions at $1.00 per share. The extent of any deviation from $1.00 per share will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Stable NAV Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Stable NAV Fund will do so.

Determination of Net Asset Values of Floating NAV Money Market Funds

The following Funds do not seek to maintain a stable net asset value per share and instead computes its NAV using market-based NAV, rounded to the fourth decimal place ("Floating NAV Fund"):

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Wells Fargo Cash Investment Money Market Fund

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Wells Fargo Heritage Money Market Fund

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Wells Fargo Municipal Cash Management Money Market Fund

The Board has established a Valuation Committee comprised exclusively of Trustees, and has delegated to it the authority to take any action regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including, but not limited to, determining the fair value of portfolio securities.

The NAV of each class of each Floating NAV Fund will be determined at specified times throughout the day and at the end of the day (generally 5:00 p.m. Eastern time) on each day the Floating NAV Fund is open for business, unless the Board determines otherwise. The Valuation Committee shall have the authority to approve deviations from the designated NAV calculation time(s) to address unusual or unexpected circumstances on any given day.

A Floating NAV Fund's assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Floating NAV Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Floating NAV Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Floating NAV Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Board. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Floating NAV Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). However, the Funds may elect to remain open following an early close of the NYSE or to remain open on days when the Federal Reserve is open and the NYSE is closed, and on days when the NYSE is closed and the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open. Likewise, the Funds may elect to close or close early  on days that SIFMA recommends that the securities markets close or close early. The NYSE is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.

Payment for shares may, in the discretion of the Manager, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Fund may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

Online Purchases and Redemptions for Existing Wells Fargo Funds Account Holders. All shareholders with an existing Wells Fargo Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo family of funds that they already own and redeem existing shares online. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Online account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day or for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf.

Minimum Initial Investment Waivers for Institutional, Premier, Service, and Administrator Class shares. Upon approval by Funds Management, the minimum initial investment amounts for Institutional, Service, and Administrator Class shares of the Funds may be waived for purchases made under the following circumstances:

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Former Strong money market fund shareholders who received shares of a Fund as a result of the reorganization of the Strong Funds into the Wells Fargo Funds and whose Wells Fargo money market fund account record remains active on the Fund's transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

Related shareholders or shareholder accounts of the same Fund may be aggregated in order to meet the minimum initial investment requirement for Institutional, Service, Administrator, and Select Class shares. The following are examples of relationships that may qualify for aggregation:

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Related business entities, including; (i) Corporations and their subsidiaries; (ii) General and limited partners; and iii) Other business entities under common ownership or control.

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Shareholder accounts that share a common tax-identification number.

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Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Additional investments will not be accepted in a Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into a Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

Compensation to Financial Professionals and Intermediaries. Set forth below is a list of the member firms of FINRA to which the Manager, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2015 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Financial Professionals and Intermediaries"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2015, are not reflected:
FINRA member firms

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 Academy Securities, Inc.

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ADP Broker-Dealer, Inc.

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Ameriprise Financial Services, Inc.

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Barclays Capital, Inc.

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BNY Mellon Capital Markets, LLC

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Boenning & Scattergood, Inc.

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Brown Brothers Harriman & Co.

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Charles Schwab & Co., Inc.

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Citigroup Global Markets, Inc.

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Commonwealth Equity Services, Inc.

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DWS Investments Distributors, Inc.

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Edward D. Jones & Co., L.P.

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Fidelity Brokerage Services LLC

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Fifth Third Securities, Inc.

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Goldman, Sachs & Co.

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GWFS Equities, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Securities, Inc.

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Hewitt Financial Services, LLC

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Hightower Securities, LLC

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Investacorp, Inc.

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Janney Montgomery Scott LLC

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J.J.B. Hilliard, W. L. Lyons, LLC

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J.P. Morgan Clearing Corp

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Lincoln Investment Planning, Inc.

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LPL Financial LLC

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Merrill Lynch, Pierce, Fenner & Smith, Incorporated

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Merriman Capital, Inc.

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Mid Atlantic Capital Corporation

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Morgan Stanley & Co. LLC

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MSCS Financial Services, LLC

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Nationwide Investment Services, Corporation

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Oak Tree Securities, Inc.

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Oppenheimer & Co. Inc.

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Pershing LLC

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PNC Capital Markets LLC

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Raymond James & Associates, Inc.

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Raymond James Financial Services, Inc.

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RBC Capital Markets, LLC

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Robert W. Baird & Co. Incorporated

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Ross, Sinclaire & Associates, LLC

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Securities America, Inc.

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Security Distributors, Inc.

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State Street Global Markets, LLC

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Stifel, Nicolaus & Company, Incorporated

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TD Ameritrade, Inc.

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Treasury Curve, LLC

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Triad Advisors, Inc.

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UBS Financial Services, Inc.

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VALIC Financial Advisors, Inc.

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Voya Retirement Advisors, LLC

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Wells Fargo Advisors, LLC

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Wells Fargo Securities, LLC

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Manager, the Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Brokerage Commissions. The Funds paid no brokerage commissions during the last three fiscal years.

Securities of Regular Brokers or Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that each Fund may hold at the close of its most recent fiscal year. As of January 31, 2016, none of the Funds held securities of their regular broker-dealers or of their parents.

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; investment management, shareholder services and class-level administrative fees; payments pursuant to any 12b-1 Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a 12b-1 Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund's assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a shareholder holding a Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) plan account or other qualified retirement account);a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder subject to the alternative minimum tax; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds.
Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code (together with (i) the "qualifying income requirement"). Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (together with (i), the "diversification requirement"). In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to tax on such unrealized gain recognized for a period of five years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and, thus, a Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of a Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
As of a Fund's most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated (if applicable):

Fund	Year Expires	Pre-January 1, 2011 Capital Loss Carry-Forwards
Cash Investment Money Market Fund	2018	$2,282,999
Heritage Money Market Fund	2017	$6,573,232
Money Market Fund	2017	$3,473,672
	2019	$408,286

Fund	Post-January 1, 2011 Capital Loss Carryforwards
Short-term
Government Money Market Fund	$42,182
Treasury Plus Money Market Fund	$4,320
100% Treasury Money Market Fund	$43,766

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") by its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)) and a Fund elects to include market discount in income as it accrues, the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make cash distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in distressed debt obligations or obligations of issuers that later become distressed, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Provided such positions are held as cpaital assets and are not part of a "hedging transaction" nor part of a "straddle," 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss (although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below)). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a Regulated Investment Company, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient's basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Although in some countries a portion of these taxes is recoverable by the Fund, the unrecovered portion of foreign withholding taxes will reduce the income received from such securities. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 ($600 if married filing jointly) or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 39.6% on ordinary income and 20% on long-term capital gain for taxable years.
In general, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

 Noncorporate Fund shareholders with income exceeding $200,000 ($250,000 if married and filing jointly) generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

 Distributions made to foreign shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a foreign shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply. Instead, the distribution will be subject to withholding at the highest applicable U.S. tax rate (currently 39.6% in the case of individuals and 35% in the case of corporations) and the foreign shareholder will be subject to federal income tax reporting requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds and on long-term capital gains dividends, provided that the Funds obtain a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the foreign shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the foreign shareholder); (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Funds constitute U.S. real property interests ("USRPIs"), as described below.
Under current law, if a Fund is considered to be a "United States Real Property Holding Corporation" (as defined in the Code and Treasury Regulations), then distributions attributable to certain underlying real estate investment trust ("REIT") investments and redemption proceeds paid to a foreign shareholder that owns at least 5% of a Fund, generally will cause the foreign shareholder to treat such gain or distribution as income effectively connected with a trade or business in the United States, subject to such gain or distribution withholding tax and cause the foreign shareholder to be required to file a federal income tax return. In addition, in any year when at least 50% of a Fund's assets are USRPIs (as defined in the Code and Treasury Regulations), distributions of the Fund that are attributable to gains from the sale or exchange of shares in USRPIs may be subject to U.S. withholding tax (regardless of such shareholder's percentage interest in the Fund) and may require the foreign shareholder to file a U.S. federal income tax return in order to receive a refund (if any) of the withheld amount.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the foreign shareholder's country of residence or incorporation. In order to qualify for treaty benefits, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).
Pursuant to the Foreign Account Tax Compliance Act ("FATCA"), a 30% withholding tax generally is imposed on payments of interest and dividends to (i) foreign financial institutions including non-U.S. investment funds and (ii) certain other foreign entities, unless the foreign financial institution or foreign entity provides the withholding agent with documentation sufficient to show that it is compliant with FATCA (generally by providing the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable). If the payment is subject to the 30% withholding tax under FATCA, a foreign shareholder will not be subject to the 30% withholding tax described above on the same income. Starting in 2019, payments of the gross proceeds (including distributions designated as capital gain dividends to the extent the payment is attributable to property that produces U.S. source interest or dividends) may also be subject to FATCA withholding absent proof of FATCA compliance prior to January 1, 2019.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them.
Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Foreign Bank and Financial Accounts and Foreign Financial Assets Reporting Requirements. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form FinCEN114, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in "specified foreign financial assets" on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances stockholders would be required to report their indirect interests in the Fund's "specified foreign financial assets" (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

Cost Basis Reporting

Each Fund or its delegate is required to report cost basis information for shareholders who are individuals and S Corporations to and the Internal Revenue Service for redemptions of Fund shares acquired on or after January 1, 2012. This information will also be reported to a shareholder on Form 1099-B and the IRS each year. If a shareholder is a corporation and has not instructed a Fund that it is a C corporation by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

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Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

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First in first out (FIFO). Shares acquired first in the shareholder's account are the first shares depleted and determine the shareholder's cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

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Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder's election, the shareholder's ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.

Redemptions of shares acquired prior to January 1, 2012 will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.
Money Market Fund Shares. The cost basis reporting rules described above do not apply to shares in money market funds. Beginning in 2016, pursuant to SEC rules, certain money market funds will begin to use a floating net asset value rather than a stable net asset value. However, the IRS has issued proposed regulations, upon which taxpayers may rely, that permit taxpayers to utilize a simplified method of accounting for gains and losses from redemptions of shares in money market funds that have a floating net asset value (the "NAV method"). If taxpayers properly elect the NAV method, taxpayers will not compute gain or loss for each redemption. Instead, taxpayers utilizing the NAV method, will aggregate the gains and losses for a period and report the aggregate gain or loss on an annual basis. If taxpayers do not elect the NAV method, the wash sales rules shall not apply to losses generated by the redemption of money market shares. Any capital gains or losses reported utilizing the NAV method will be short-term capital gains or losses.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated by the Board of Trustees to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the voting policy specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the voting policy specifies the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the voting policy does not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. The Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting policy. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' website at wellsfargofunds.com or by accessing the SEC's website at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

Set forth below are the policies and procedures that govern the disclosure of portfolio holdings by the Funds. Please note that Funds Management, the Sub-Advisers, or certain of their affiliates may provide investment advisory services to various other entities, including, but not limited to, registered investment companies, non-U.S. investment vehicles, separate accounts and various other unregistered investment products, many of which may have substantially similar, or in some cases nearly identical, portfolio holdings as the Funds (collectively, "Other Investment Products"). Other Investment Products may be subject to portfolio holdings disclosure policies that are different from those of the Funds, and as a result, may disclose portfolio holdings more frequently or at different times than the Funds.

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds, funds that operate as fund of funds and the specified Alternative Funds as defined below) shall be made publicly available monthly on the Funds' website (wellsfargofunds.com), on a one-month delayed basis. Money market Fund portfolio holdings shall be made publicly available on the Fund's website, on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the following information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for money market funds and specified alternative funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structures.
 1. The underlying funds held by a Fund that operates as a fund of funds and invests exclusively in unaffiliated underlying funds or exclusively in a combination of affiliated and unaffiliated underlying funds (in both cases, an "unaffiliated fund of funds") shall be posted to the Funds' website on a monthly, one-month delayed basis.
 2. The individual holdings of the underlying funds held by a Fund that operates as a fund of funds and invests exclusively in affiliated underlying funds (an "affiliated fund of funds") shall be posted to the Funds' website on a monthly, one-month delayed basis.
 3. A change to the underlying funds held by an affiliated or unaffiliated fund of funds or changes in an affiliated or unaffiliated fund of funds' target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the occurrence of the change.

D. Specified Alternative Funds.
 The following holdings disclosure policy provisions apply to the Wells Fargo Alternative Strategies Fund and the Wells Fargo Global Long/Short Fund (each, an "Alternative Fund" and together, the "Alternative Funds"):
 1. Complete Holdings as of Fiscal Quarter Ends. As of each fiscal quarter end, the Alternative Funds' complete portfolio holdings shall be made publicly available quarterly on the Funds' website, on a one-month delayed basis.
 2. Holdings as of Other Month Ends. As of each month end other than a month end that coincides with a fiscal quarter end, each Alternative Fund shall make publicly available monthly on the Fund's website, on a one-month delayed basis, the following: (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of each of the following: (a) equity securities of single issuers held short, and (b) any put options on equity securities held long.
 3. Top Ten Holdings. Each Alternative Fund shall make publicly available on the Fund's website on a monthly, seven-day or more delayed basis information about its top ten holdings information, provided that the following holdings shall be excluded: (i) derivative positions; and (ii) short positions (other than any Publicly Disclosed Short Positions).

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi- annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

CAPITAL STOCK

The Funds are nine series of the Trust in the Wells Fargo family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of September 13, 2016 is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund or its predecessor and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of a Fund or its predecessor as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund or its predecessor is known by the Trust to have beneficial ownership of such shares. Additionally, as of September 13, 2016, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

Principal Fund Holders
Cash Investment Money Market Fund Level
Wells Fargo Securities LLC Attn: Money Funds 1525 West WT Harris Blvd Bldg 1B1-NC 0675 Charlotte, NC 28262-8522	48.01%
Wells Fargo Securities LLC Attn: Money Funds 1525 West WT Harris Blvd Bldg 1B1-NC 0675 Charlotte, NC 28262-8522	27.20%
Cash Investment Money Market Fund Administrator Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	73.80%
Cash Investment Money Market Fund Institutional Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	92.24%
Cash Investment Money Market Fund Select Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	69.62%
Wells Fargo Bank, NA Attn: Keith Berger/Support Services Northstar East 5th Floor 608 2nd Ave So Minneapolis, MN 55402-1904	12.47%
Vantagetrust Plus Fund 777 N Capitol St NE Suite 600 Washington, DC 20002-4290	5.76%
Cash Investment Money Market Fund Service Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	45.93%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	10.70%
Bost & Co C/O Mellon Financial Corporation Attn: Cash Sweeps Unit 3 Mellon Ctr Pittsburgh, PA 15259-0001	10.25%
Government Money Market Fund Class A
John Hancock Trust Company LLC 690 Canton St Suite 100 Westwood, MA 02090-2324	87.71%
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	5.42%
Government Money Market Fund Administrator Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	57.58%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	23.46%
Wells Fargo Bank Attn: Keith Berger/Support Services Attn: Money Markets 608 2nd Ave S Minneapolis, MN 55402-1916	15.73%
Government Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	47.63%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	9.92%
Hare & Co Attn: Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	8.48%
Government Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	77.95%
American Stock Trans & Trust Co LLC FBO FleetCor Tech/Ceridian Escrow 6201 15th Avenue Brooklyn, NY 11219-5498	5.82%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	5.10%
Government Money Market Fund Select Class
Wells Fargo Bank Attn: Keith Berger/Support Services Attn: Moeny Markets 608 2nd Ave S Minneapolis, MN 55402-1916	30.06%
Attn: Cash Sweep Dept 733 Marquette Ave Suite 300 Minneapolis, MN 55402-2319	17.19%
Wells Fargo Securities LLC East Attn: Money Funds 1525 West Wt Harris Blvd Charlotte, NC 28262-8522	16.26%
State Street Bank Attn: Cash Sweeps 1776 Heritage Drive North Quincy, MA 02171-2197	5.67%
Government Money Market Fund Sweep Class
Wells Fargo Funds Seeding Account C/O Wells Fargo Investmetns Group Inc MAC #A0103-091 525 Market Street 9th Floor San Francisco, CA 94105-2779	100.00%
Heritage Money Market Fund Fund Level
Wells Fargo Securities LLC Attn: Money Funds 1525 West WT Harris Blvd Bldg 1B1-NC 0675 Charlotte, NC 28262-8522	26.05%
Heritage Money Market Fund Administrator Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	18.29%
Wells Fargo Bank Attn: Keith Berger/Support Services Attn: Money Markets 608 2nd Ave S Minneapolis, MN 55402-1916	9.24%
Ames Savage Water Solutions LLC 901 W Legacy Center Way Midvale, UT 84047-5765	6.55%
Heritage Money Market Fund Institutional Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	21.97%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	17.43%
MAC & CO Attn: Mutual Fund Operations PO Box 3198 Pittsburgh, PA 15230-3198	9.45%
Hare & Co Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	8.15%
PBF Holding Company LLC Attn: Danielle Washington 1 Sylvan Way Fl 2Parsippany, NJ 07054-3879	6.05%
Heritage Money Market Fund Select Class
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	30.18%
Wells Fargo Bank Attn: Keith Berger/Support Services Attn: Money Markets 608 2nd Ave S Minneapolis, MN 55402-1916	10.46%
Merrill Lynch Pierce Fenner & Smith Money Markets 200 N College Street Charlotte, NC 28202-2191	9.18%
Heritage Money Market Fund Service Class
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	33.82%
Band & Co C/O US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	15.40%
American Stock Transfer & Trust Co Inc, FBO Clients FBO Greenhill & Co Inc (KBW) Escrow 6201 15th Avenue Brooklyn, NY 11219-5498	14.11%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	12.13%
Wells Fargo Securities LLC East Attn: Money Funds 1525 West Wt Harris Blvd Charlotte, NC 28262-8522	11.85%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	8.30%
Money Market Fund Class A
Wells Fargo Service Company FBO Sweep Funds Retail Sweep Operations 3401 N 4th Ave. Sioux Falls, SD 57104-0783	47.62%
First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	5.11%
Money Market Fund Class B
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	59.95%
Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	11.38%
Wells Fargo Bank NA Cust for the IRA of Terry A. Burstein 72 Elmsford Road Bridgeport, CT 06606-1009	10.10%
Money Market Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	38.15%
Morgan Stanley Smith Barmey Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 073111	10.27%
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	9.81%
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	5.43%
Money Market Fund Premier Class
Wells Fargo Funds Seeding Account C/O Wells Fargo Investments Group Inc MAC #A0103-091 525 Market Street 9th Floor San Francisco, CA 94105-2779	100.00%
Money Market Fund Service Class
Saxon & Co VI Omnibus Account VICA PO Box 7780-1888 Philadelphia, PA 19182-0001	36.36%
Wells Fargo FBO Various Retirement Plans 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	5.17%
Municipal Cash Management Money Market Fund Administrator Class
Bloodworks Wells Fargo Bank Loan Collateral Account Attn: Bob Gleason 921 Terry Avenue Seattle, WA 98104-1239	64.60%
Philip A Gianatasio TTEE Philip A Gianatasio 2012 Revocable Trust PO Box 45 Marblehead, MA 01945-0045	32.28%
Municipal Cash Management Money Market Fund Institutional Class
Wells Fargo Securities LLC East Attn: Money Funds 1525 West Wt Harris Blvd Charlotte, NC 28262-8522	36.17%
State Street Bank Attn: Cash Sweeps 1776 Heritage Drive North Quincy, MA 02171-2197	20.71%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	19.82%
Band & Co C/O US Bank Attn Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	10.01%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	7.09%
Municipal Cash Management Money Market Fund Service Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	55.77%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	40.63%
Municipal Money Market Fund Fund Level
Wells Fargo Bank NA Attn Cash Sweep Dept 733 Marquette Ave Minneapolis, MN 55402-2319	25.35%
Municipal Money Market Fund Class A
Thomas W Albrecht & Ellen O Albrecht JTWROS 1 S. Dearborn Street #24E Sidley Austin Chicago, IL 60603-2323	5.61%
Gary R Kramer & Lida Kramer JTWROS 5519 Ashleigh Rd Fairfax, VA 22030-7246	5.51%
First Clearing LLC Special Custody Acct for the Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	5.48%
Municipal Money Market Fund Premier Class
Wells Fargo Funds Seeding Account C/O Wells FArgo Investmetns Group Inc MAC #A0103-091 525 Market Street 9th Floor San Francisco, CA 94105-2779	100.00%
Municipal Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	70.89%
Kevin W Hanley 3360 2nd Street Boulder, CO 80304-2153	5.13%
National Tax-Free Money Market Fund Class A
Wells Fargo Service Company FBO Sweep Funds NTF Retail Sweep Operations 3401 N 4th Ave Sioux Falls, SD 57104-0783	82.81%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	10.75%
National Tax-Free Money Market Fund Administrator Class
Edwin J. Clark 22 Harbor View Dr. Sugar Land, TX 77479-5851	17.13%
Andrew S Rosen Sheri L Rosen POA Kainos Capital 2100 McKinney Avenue Suite 1600 Dallas, TX 75201-2171	11.09%
Nandkishor N Shah & Sonal N Shah Ten Ent 3739 Bayshore Blvd NE St Petersburg, FL 33703-5515	5.46%
National Tax-Free Money Market Fund Premier Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	51.98%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	47.07%
National Tax-Free Money Market Fund Service Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	38.33%
Bruce A Mochwart 2235 Canopy Dr Melbourne, FL 32935-3820	22.30%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	21.72%
Treasury Plus Money Market Fund Fund Level
Wells Fargo Bank NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Avenue Minneapolis, MN 55402-2309	26.01%
Treasury Plus Money Market Fund Class A
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	60.81%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	26.00%
Hare & Co. Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	9.25%
Treasury Plus Money Market Fund Administrator Class
Wells Fargo Securities LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	82.66%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	12.37%
Treasury Plus Money Market Fund Institutional Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	31.83%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262	17.00%
Wells Fargo Bank, NA Attn: Keith Berger/Support Services Northstar East 5th Floor 608 2nd Ave So Minneapolis, MN 55402-1904	11.60%
Hare & Co. Attn Frank Notaro 111 Sanders Creek Pkwy East Syracuse, NY 13057-1382	5.74%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Building A Fremont, CA 94538-2210	5.06%
Treasury Plus Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	46.39%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	25.75%
Wells Fargo Bank Sweep Dept. Operations Mac Mail: A0246-029 3440 Walnut Avenue, Building A Freemont, CA 94538-2210	14.32%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	6.99%
Treasury Plus Money Market Fund Sweep Class
Wells Fargo Funds Seeding Account C/O Wells Fargo Investmetns Group Inc MAC #A0103-091 525 Market Street 9th Floor San Francisco, CA 94105-2779	100.00%
100% Treasury Money Market Fund Fund Level
Wells Fargo Bank, NA Attn: Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	28.20%
100% Treasury Money Market Fund Class A
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	63.94%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	31.88%
100% Treasury Money Market Fund Administrator Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	53.06%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	11.57%
Nevada System of Higher Education Operating Account Attn: Jamie Hullman 2601 Enterprise Rd Reno, NV 89512-1666	6.01%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	5.47%
100% Treasury Money Market Fund Institutional Class
Wells Fargo Bank Attn Keith Berger/Support Services Attn: Money Markets 608 2nd Ave S Minneapolisl MN 55402-1916	37.54%
Wells Fargo Securities LLC East Attn: Money Funds 1525 West Wt Harris Blvd Charlotte, NC 28262-8522	25.01%
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	15.25%
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	14.55%
100% Treasury Money Market Fund Service Class
Wells Fargo Bank, NA Attn: Cash Sweep Dept MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55402-2319	62.49%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Bldg A Fremont, CA 94538-2210	14.41%
Wells Fargo Securities, LLC East Attn: Money Funds 1525 West WT Harris Blvd. Bldg. 1B1-NC 0675 Charlotte, NC 28262-8522	11.14%
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Bldg A Fremont, CA 94538-2210	5.75%
100% Treasury Money Market Fund Sweep Class
First Clearing LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103	100.00%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

Audited financial statements for the Funds, which include the portfolio of investments and report of the independent registered public accounting firm, are hereby incorporated into this document by reference to the Funds' Annual Report dated as of January 31, 2016. Unaudited financial statement of the Funds are hereby incorporated into this document by reference to the Funds' Semi-Annual Report dated as of July 31, 2016.

CREDIT RATINGS

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The manager will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Short -Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 448, filed February 25, 2016.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Management Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 407, filed August 26, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.
(d)(2)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund)	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(d)(3)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.
(d)(4)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Small Cap Core Fund)	Incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015.
(d)(5)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Schedule A, incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(d)(6)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(7)	Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated

Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.

(d)(8)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC

Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Novation of Sub-Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 307, filed July 26, 2013; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015.

(d)(9)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 347, filed May 30, 2014; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015.
(d)(10)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(11)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(12)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(13)	Amended and Restated Sub-Advisory Agreement with First International Advisors, LLC

Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015.

(d)(14)	Amended and Restated Sub-Advisory Agreement with Golden Capital Management, LLC

Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015.

(d)(15)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(16)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(17)	Investment Sub-Advisory Agreement with The Rock Creek Group, LP and Ellington Global Asset Management LLC	Incorporated by reference to Post-Effective Amendment No. 473, filed August 12, 2016.
(d)(18)	Sub-Advisory Agreement with Chilton Investment Company, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(19)	Sub-Advisory Agreement with Mellon Capital Management Corporation	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(20)	Sub-Advisory Agreement with Passport Capital, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(21)	Sub-Advisory Agreement with River Canyon Fund Management LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(22)	Sub-Advisory Agreement with Sirios Capital Management, L.P.	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(23)	Sub-Advisory Agreement with Wellington Management Company, LLP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(24)	Sub-Advisory Agreement with Pine River Capital Management L.P.	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(25)	Sub-Advisory Agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore	Incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.
(d)(26)	Expense Assumption Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 456, filed April 26, 2016.
(d)(27)	Investment Sub-Advisory Agreement with Analytic Investors, LLC	Incorporated by reference to Post-Effective Amendment No. 474, filed August 15, 2016.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Schedule I, incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012; Ninth Amendment incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Tenth Amendment, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015; Eleventh Amendment, incorporated by reference to Post-Effective Amendment No. 440, filed December 24, 2015; Thirteenth Amendment, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016; Appendix A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.
(h)(1)	Class-Level Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 398, filed June 25, 2015; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.
(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 483, filed September 27, 2016.
(h)(5)	Shareholder Servicing Agreement with Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015; Schedule I, incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Registered Accounting Firm	Filed herewith.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(4)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(5)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(j)(10)	Power of Attorney, Jeremy DePalma	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(j)(11)	Power of Attorney, William R. Ebsworth	Incorporated by reference to Post-Effective Amendment No. 383, filed January 23, 2015.
(j)(12)	Power of Attorney, Jane A. Freeman	Incorporated by reference to Post-Effective Amendment No. 383, filed January 23, 2015.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund, Wells Fargo Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 467, filed June 21, 2016.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 467, filed June 21, 2016.
(p)(3)	Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 373, filed November 21, 2014.
(p)(5)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(6)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.
(p)(7)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 310 filed on September 24, 2013.
(p)(8)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(9)	Phocas Financial Corporation, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(10)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(11)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(12)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(13)	The Rock Creek Group, LP Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014. Schedule A, incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015.
(p)(14)	Chilton Investment Company, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(15)	Mellon Capital Management Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(16)	Passport Capital, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(17)	River Canyon Fund Management LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 467, filed June 21, 2016.
(p)(18)	Sirios Capital Management, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 470, filed June 26, 2016.
(p)(19)	Wellington Management Company, LLP Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 391, filed March 31, 2015.
(p)(20)	Pine River Capital Management L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.
(p)(21)	Ellington Management Group Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 467, filed June 21, 2016.
(p)(22)	Analytic Investors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 475, filed August 29, 2016.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014. Schedule 1, incorporated by reference to Post-Effective Amendment No. 393, filed April 28, 2015.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business and Other Connections of the Investment Adviser.

(a) To the knowledge of Registrant, none of the directors or officers of Wells Fargo Funds Management, LLC is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Allianz Global Investors U.S. LLC ("Allianz") (formerly RCM Capital Management, LLC), serves as sub-adviser for various funds of the Trust. The descriptions of Allianz in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Allianz is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to various funds of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for various funds of the Trust. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as sub-adviser for various funds of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as sub-adviser for various funds of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of the sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(k) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser for various funds of the Trust. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) The Rock Creek Group, LP ("Rock Creek") serves as sub-adviser for various funds of the Trust. The descriptions of Rock Creek in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Rock Creek is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(n) Chilton Investment Company, LLC ("Chilton Investment Company") serves as sub-adviser for various funds of the Trust. The descriptions of Chilton Investment Company in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Chilton Investment Company is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

o) Mellon Capital Management Corporation ("Mellon Capital") serves as sub-adviser for various funds of the Trust. The descriptions of Mellon Capital in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Mellon Capital is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(p) Passport Capital, LLC ("Passport Capital") serves as sub-adviser for various funds of the Trust. The descriptions of Passport Capital in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Passport Capital is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(q) River Canyon Fund Management LLC ("River Canyon") serves as sub-adviser for various funds of the Trust. The descriptions of River Canyon in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of River Canyon is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(r) Sirios Capital Management, L.P. ("Sirios") serves as sub-adviser for various funds of the Trust. The descriptions of Sirios in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sirios is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(s) Wellington Management Company LLP ("Wellington Management") serves as sub-adviser for various funds of the Trust. The descriptions of Wellington Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wellington Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(t) Pine River Capital Management L.P. ("Pine River") serves as sub-adviser for various funds of the Trust. The descriptions of Pine River in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Pine River is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(u) Wells Capital Management Singapore, a separately identifiable division of Wells Fargo Bank, N.A., serves as sub-adviser for various funds of the Trust. The descriptions of Wells Capital Management Singapore in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management Singapore is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(v) Ellington Global Asset Management LLC, ("Ellington") serves as sub-adviser for various funds of the Trust. The descriptions of Ellington in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Ellington is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(w) Analytic Investors, LLC ("Analytic") serves as sub-adviser for various funds of the Trust. The descriptions of Analytic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Analytic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Wayne Badorf Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Nicole E. Gallo Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Asset Management Group 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None
Michael H. Koonce Wells Fargo Bank, N.A. 200 Berkeley Street, 21st Floor Boston, MA 02116	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment manager and class-level administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) maintains all Records relating to its services as investment sub-adviser at 555 Mission Street Suite 1700, San Francisco, CA 94105.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD.

(o) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(p) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 25 Recreation Park Drive, Suite 110, Hingham, Massachusetts 02043.

(q) Rock Creek maintains all Records relating to its services as investment sub-adviser at 1133 Connecticut Ave., N.W., Suite 810, Washington, DC 20036.

(r) Chilton Investment Company maintains all Records relating to its services as investment sub-adviser at 1290 East Main Street, Stamford, CT, 06902.

(s) Mellon Capital maintains all Records relating to its services as investment sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, CA 94105.

(t) Passport Capital maintains all Records relating to its services as investment sub-adviser at One Market Street, San Francisco, CA 94105.

(u) River Canyon maintains all Records relating to its services as investment sub-adviser at 2000 Avenue of the Stars, Los Angeles, CA 90067.

(v) Sirios maintains all Records relating to its services as investment sub-adviser at One International Place, Boston, MA 02110.

(w) Wellington Management maintains all Records relating to its services as investment sub-adviser at 280 Congress Street, Boston, MA 02210.

(x) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 1 Iron Street, Boston, Massachusetts 02210.

(y) Pine River Capital Management L.P. maintains all Records relating to its services as investment sub-adviser at 601 Carlson Parkway Suite, 330, Minnetonka, MN 55305.

(z) Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore maintains all Records relating to its services as investment sub-adviser at 26/F, 80 Raffles Place, 20/21, UOB Plaza, Singapore 048624.

(aa) Ellington Global Asset Management LLC maintains all Records relating to its services as investment sub-adviser at 53 Forest Avenue, Old Greenwich, CT 06870.

(ab) Analytic Investors, LLC maintains all Records relating to its services as investment investment sub-adviser at 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013.

Item 34. Management Services.

Other than as set forth under the captions "Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 13th day of October, 2016.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 487 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Nancy Wiser Nancy Wiser* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
October 13, 2016

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Registered Accounting Firm